Nuveen Exchange-Traded Funds

MARCH 31, 1998

Semiannual Report

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

PHOTO OF: COUPLE ON DOCK

NNY
NNP
NQN
NVN
NUN
NNF
New York

Highlights
As of March 31, 1998

   Contents
 1 Dear Shareholder
 3 Portfolio Manager Roundtable
 5 NNY Performance Overview
 6 NNP Performance Overview
 7 NQN Performance Overview
 8 NVN Performance Overview
 9 NUN Performance Overview
10 NNF Performance Overview
11 Shareholder Meeting Report
13 Portfolio of Investments
46 Statement of Net Assets
48 Statement of Operations
50 Statement of Changes in Net Assets
52 Notes to Financial Statements
58 Financial Highlights
64 Building Better Portfolios
65 Fund Information

Nuveen New York Municipal Value Fund, Inc. (NNY)
                              o Taxable Equivalent Yield of 8.30% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o Taxable Equivalent Total Return on Share
                              Price of 13.24% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 21% of Portfolio in Pre-Refunded Bonds

Pie Chart for NNY:
AAA       57%
AA        11%
A         13%
BBB/NR    19%

Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                              o Taxable Equivalent Yield of 9.72% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o Taxable Equivalent Total Return on Share Price of 10.36% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 47% of Portfolio in Pre-Refunded Bonds

Pie Chart for NNP:
AAA       68%
AA        17%
A          7%
BBB/NR     8%

Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                              o Stable Tax-Free Dividend for 17 Consecutive
                              Months
                              o Taxable Equivalent Yield of 9.56% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 37% of Portfolio in Pre-Refunded Bonds

Pie Chart for NQN:
U.S. Guaranteed      41%
Insured              59%

Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                              o Stable Tax-Free Dividend for 20 Consecutive
                              Months
                              o Taxable Equivalent Yield of 9.25% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 26 % of Portfolio in Pre-Refunded Bonds

Pie Chart for NVN:
U.S. Guaranteed      27%
Insured              73%

Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                              o Stable Tax-Free Dividend for 44 Consecutive
                              Months
                              o Taxable Equivalent Yield of 8.90% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 22% of Portfolio in Pre-Refunded Bonds

Pie Chart for NUN:
U.S. Guaranteed      23%
Insured              77%

Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                              o Stable Tax-Free Dividend for 20 Consecutive
                              Months
                              o Taxable Equivalent Yield of 8.35% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 1-Year Total Return Outperforms Lehman Brothers New York Insured Municipal Bond Index by Almost 400 Basis Points

Pie Chart for NNF:
U.S. Guaranteed      17%
Insured              83%

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text:
Wealth takes a lifetime to build. Once achieved, it should be preserved.

Dear Shareholder
I'm pleased to report that over the past 12 months, the New York Exchange-Traded Funds continued to meet their objectives of providing you with attractive tax-free income and capital preservation. As of March 31, 1998, shareholders in the funds were receiving current market yields that were highly competitive, ranging from 5.34% to 6.25%. To match these yields, investors in the combined 35.7% federal and New York state income tax bracket would have had to earn between 8.30% and 9.72% on taxable alternatives.

Dividend stability continues to be a hallmark of the Nuveen exchange-traded funds, as the dividends for the six funds in this report were declared a total of 72 times over the past year with only three adjustments. Over the long term, the dividend performance of these funds continues to be quite impressive, especially in view of the declining interest rate environment over the past 12 months.

For the 12 months ended March 31, 1998, the New York funds posted total returns on share price that ranged from 6.68% to 19.89%, equivalent to taxable returns of 10.36% to 23.36% for investors in the combined 35.7% federal and New York tax bracket. For shareholders in higher federal tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 5-10.


Municipal Market Review
The bond market enjoyed a period of bullish performance over the past year, as declining interest rates and low inflation provided the ideal backdrop for a rally in fixed-income investments, including municipal issues. Between the end of March 1997 and March 1998, the yield on 30-year Treasury bonds dropped from 7.10% to 5.93%, and the municipal market followed suit, with the yield on the Bond Buyer 40 falling from 5.95% to 5.27%. Much of this decline resulted from expectations that the Asian financial crisis would help keep inflation at moderate levels by restraining the prices of imported goods, reducing foreign demand for U.S. products and services, and slowing the U.S. economy. The lower interest rates also led to a heavy supply of municipal bonds, as new municipal bond issuance and the refinancing of existing bonds increased substantially.

In the coming months, we will be closely watching the development of several key factors that are likely to affect the future of the economy, including whether U.S. productivity continues to improve, whether businesses begin to experience bottlenecks in production capacity and availability of qualified employees, whether the growth rate of the money supply stabilizes, and whether fallout from the Asian crisis has a pronounced effect on the U.S. The outcome of these situations should set the tone for fixed-income markets during the remainder of the year.


Building Better Portfolios
Over the past century, Nuveen has consistently focused on helping investors sustain wealth through tax-efficient, risk-resistant investments like the New York exchange-traded funds. With their emphasis on dependable tax-free income, Nuveen's exchange-traded funds are the ideal choice for investors who want to build and maintain long-term financial security. Each fund is managed with the same value investing approach based on in-depth research, quality bond selection, and careful monitoring.

Our exchange-traded funds can also be combined with other Nuveen investments, creating the foundation for a well-balanced investment portfolio. Nuveen now offers an expanding line of products and services designed to meet the needs of the accomplished investor. This includes the Nuveen Rittenhouse Growth Fund, an equity mutual fund that provides a tax-efficient approach to building and sustaining wealth through investments in blue chip companies with names you know. Investors seeking value and international diversification will join us in our anticipation of the introduction of the Nuveen European Value Fund, a growth and income portfolio that invests in the stocks of quality European companies. We encourage you to talk to your financial adviser about these funds as well as other Nuveen products and services to determine those that can best complement your current Nuveen investments.

When seeking quality investment solutions that withstand the test of time, we hope that you continue to think of John Nuveen & Co. On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,



TIMOTHY R. SCHWERTFEGER
Chairman of the Board

May 15, 1998



Sidebar Text:

"Nuveen now offers an expanding line of products and services designed to meet the needs of the accomplished investor."

Nuveen New York Exchange-Traded
Funds Portfolio Manager Roundtable

Jim Lumberg, Steve Peterson, and Dan Solender, portfolio managers of the New York Exchange-Traded Funds, review the past year in the New York municipal market and talk about fund performance and opportunities to find value.

What factors influenced the performance of municipal bond funds over the past year?
Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Bond prices soared as interest rates continued to drop and inflation remained low. However, the performance of the municipal market was moderated by the heavy supply of new issues that was stimulated by lower interest rates and the continued strength of the U.S. economy.

Of course, the continued decline of interest rates proved to be a major factor in the performance of the funds. Since most of the New York funds were assembled in the higher interest rate environment of the late 1980s and early 1990s, their underlying bonds appreciated in value as rates fell. In addition to price appreciation, these bonds make the income levels offered by the funds more attractive because they offer higher coupon rates than are available in the current market.

Declining interest rates also meant an increased number of pre-refundings. In a pre-refunding, a bond issue is essentially repaid early and becomes secured by U.S. government or agency securities until it can be called by the issuer. When bonds are pre-refunded and backed by Treasury securities, the credit quality of the bond improves and results in price appreciation. Most of the New York funds have large percentages of pre-refunded bonds, which led to additional price appreciation for those bonds.

Another factor in the price appreciation of portfolio holdings was through upgrades in credit quality. The continued strength of the U.S. economy helped boost the credit quality of many municipal bonds, as evidenced by the fact that credit upgrades outnumbered downgrades by a margin of approximately 17 to 1 among the 2,879 credit rating revisions issued by Moody's in 1997. During the first quarter of 1998, upgrades continued to exceed downgrades by a significant margin. In New York, both the state and New York City were the beneficiaries of credit upgrades, reflecting improving economies and increased revenues. New York City, especially, was singled out for improvements in its financial management. These upgrades, in turn, helped boost the credit quality and value of many of the bonds in the portfolios.

How did the funds perform in this environment?
During this bull market, the New York exchange-traded funds posted strong returns. Total returns on net asset value for the 12 months ended March 31, 1998, ranged from 7.92% to 14.86%, providing taxable equivalent returns of 11.25% to 18.20% for investors in the combined 35.7% federal and New York tax bracket. This compares with the Lehman Brothers New York Municipal Bond Index return of 11.51% (the benchmark for NNY and NNP), and the Lehman New York Insured Index return of 10.91% (the benchmark for NQN, NVN, NUN and NNF).

In addition, the funds continued to generate a dependable stream of attractive tax-free income, which translated to outstanding taxable equivalent yields. Dividends for the majority of the New York funds have remained steady for extended periods, and one fund - the New York Quality Income Fund - has maintained its dividend for almost four years. Because of their exemption from both federal and state taxes, New York municipal bond funds offer state residents excellent relative value and significantly higher taxable equivalent yields than taxable investments of comparable quality.

Why do some funds have higher dividends than others?
All of the funds in this report, with the exception of the New York Municipal Value Fund, use leverage as a way to enhance dividends. In the current declining interest rate environment, the leveraged structure of these funds worked to shareholders` advantage and helped performance. Leverage is a strategy that takes advantage of the historical tendency for long-term municipal yields to exceed short-term yields. The funds issue short-term preferred shares, which is similar to borrowing money at short-term rates, and then invest the proceeds into long-term bonds. The proceeds from the difference in rates boosts the dividend for common shareholders. Although shareholders in unleveraged funds may not receive as high a level of monthly dividends as those invested in leveraged funds, the share price of a non-leveraged fund is less sensitive to interest rate fluctuations than the price of a leveraged fund.

What changes have occurred in the New York municipal market over the past year? Often described as one of the largest and most innovative municipal markets in the country, New York again lived up to its reputation during the past year. Total municipal bond issuance soared to $27.9 billion, up from $21.2 billion in 1996. As mentioned earlier, both New York state and New York City experienced credit upgrades as a result of their improved financial conditions.

The continuing saga of electric utility deregulation and a flood of new issuance by the Long Island Power Authority (LIPA) promise to make the coming year interesting. While some progress has been made toward electric deregulation, important issues remain stalled in the state legislature. The long-awaited sale of $7 billion of LIPA bonds also faced several delays before the issue was released in mid-May. While the LIPA issuance represents major progress toward solving the financial difficulties encountered in the early 1980s by the Long Island Lighting Company, its long-term impact is still uncertain. The issuance is the largest ever in municipal bond history, and was predicted to temporarily depress municipal bond prices in New York. However, the first segment of the issuance, which exceeded $3 billion, was very well received and revealed the depth of the municipal market. The publicity surrounding the issue may also stimulate additional interest in municipal bonds.

Where did you find value in this market environment?
With all of the previously mentioned changes occurring in the electric utility sector, we were able to find utility bonds that we felt were undervalued and that enhanced the structure of the funds. With our research-intensive bond selection process, we were able to uncover those issues that we feel are prepared to thrive in the new competitive marketplace. We also focused on bonds with 15-20 year maturities, as well as FHA-Insured hospital bonds, each of which offered attractive yields and the potential for price appreciation. Our purchases of New York City bonds in anticipation of the credit upgrades also proved to be an excellent addition to the funds, given the resulting price appreciation of those issues.

What are your key strategies for the future?
In the coming months, we will continue to focus on the selection of undervalued securities that provide attractive income and the opportunity for price appreciation. In our search for undervalued securities, we will look for bonds with pre-refunding potential as a way to further enhance credit quality and price appreciation, and will also look to bonds that extend the duration of some of the shorter duration funds. We also plan to take advantage of any temporary price declines that occur when heavy supplies of new issues come to market. In addition, we will seek value by exploring small-issuance bonds that might be overlooked as attention focuses on the larger new issues.

Nuveen New York Municipal Value Fund, Inc.
Performance Overview
As of March 31, 1998

NNY

Portfolio Statistics
=============================================
Inception Date                          10/87
---------------------------------------------
Share Price                           10 9/16
---------------------------------------------
Net Asset Value                        $10.23
---------------------------------------------
Current Market Yield                    5.34%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     7.74%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.30%
---------------------------------------------
Fund Net Assets ($000)               $154,460
---------------------------------------------
Average Weighted Maturity (Years)       22.33
---------------------------------------------
Average Weighted Duration (Years)        6.25
---------------------------------------------
Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                    9.95%         7.92%
---------------------------------------------
3-Year                    6.86%         6.34%
---------------------------------------------
5-Year                    4.48%         5.54%
---------------------------------------------
10-Year                   8.02%         7.72%
---------------------------------------------
Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   13.24%        11.25%
---------------------------------------------
3-Year                   10.33%         9.88%
---------------------------------------------
5-Year                    7.97%         9.10%
---------------------------------------------
10-Year                  11.67%        11.44%
---------------------------------------------
Top 5 Sectors
=============================================
U.S. Guaranteed                           24%
---------------------------------------------
Tax Obligation (Limited)                  13%
---------------------------------------------
Health Care                               13%
---------------------------------------------
Education and Civic Organizations         11%
---------------------------------------------
Long-Term Care                             9%
---------------------------------------------

Bar Chart:

12-Month Dividends(3)

4/97     0.053
5/97     0.0505
6/97     0.0505
7/97     0.0505
8/97     0.0505
9/97     0.0505
10/97    0.0505
11/97    0.047
12/97    0.047
1/98     0.047
2/98     0.047
3/98     0.047

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0918.

Nuveen New York Performance Plus Municipal Fund, Inc.
Performance Overview
As of March 31, 1998

NNP

Portfolio Statistics
=============================================
Inception Date                          11/89
---------------------------------------------
Share Price                           17 3/16
---------------------------------------------
Net Asset Value                        $16.13
---------------------------------------------
Current Market Yield                    6.25%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     9.06%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                9.72%
---------------------------------------------
Fund Net Assets ($000)               $341,982
---------------------------------------------
Average Weighted Maturity (Years)       20.31
---------------------------------------------
Average Weighted Duration (Years)        3.69
---------------------------------------------
Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                    6.68%         8.33%
---------------------------------------------
3-Year                    9.78%         7.19%
---------------------------------------------
5-Year                    5.78%         6.63%
---------------------------------------------
Since Inception           8.52%         8.91%
---------------------------------------------
Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   10.36%        12.30%
---------------------------------------------
3-Year                   13.61%        11.17%
---------------------------------------------
5-Year                    9.59%        10.59%
---------------------------------------------
Since Inception          12.33%        12.93%
---------------------------------------------
 Top 5 Sectors
=============================================
U.S. Guaranteed                           48%
---------------------------------------------
Health Care                                9%
---------------------------------------------
Education and Civic Organizations          8%
---------------------------------------------
Single-Family Housing                      6%
---------------------------------------------
Tax Obligation (Limited)                   6%
---------------------------------------------

Bar Chart:

12-Month Dividends

4/97     0.0925
5/97     0.0925
6/97     0.0925
7/97     0.0925
8/97     0.0925
9/97     0.0925
10/97    0.0925
11/97    0.0925
12/97    0.0925
1/98     0.0925
2/98     0.0895
3/98     0.0895


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen New York Investment Quality Municipal Fund, Inc.
Performance Overview
As of March 31, 1998

NQN

Portfolio Statistics
=============================================
Inception Date                          11/90
---------------------------------------------
Share Price                            17 3/8
---------------------------------------------
Net Asset Value                        $15.80
---------------------------------------------
Current Market Yield                    6.15%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     8.91%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                9.56%
---------------------------------------------
Fund Net Assets ($000)               $395,837
---------------------------------------------
Average Weighted Maturity (Years)       22.18
---------------------------------------------
Average Weighted Duration (Years)        3.91
---------------------------------------------
Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   11.11%         8.15%
---------------------------------------------
3-Year                   11.28%         6.90%
---------------------------------------------
5-Year                    6.53%         6.01%
---------------------------------------------
Since Inception           8.69%         8.54%
---------------------------------------------
Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   14.78%        12.06%
---------------------------------------------
3-Year                   15.00%        10.74%
---------------------------------------------
5-Year                   10.29%         9.83%
---------------------------------------------
Since Inception          12.41%        12.36%
---------------------------------------------
Top 5 Sectors
=============================================
U.S. Guaranteed                           41%
---------------------------------------------
Health Care                               14%
---------------------------------------------
Utilities                                 11%
---------------------------------------------
Tax Obligation (Limited)                  10%
---------------------------------------------
Transportation                             9%
---------------------------------------------


Bar Chart:

12-Month Dividends(3)

4/97     0.089
5/97     0.089
6/97     0.089
7/97     0.089
8/97     0.089
9/97     0.089
10/97    0.089
11/97    0.089
12/97    0.089
1/98     0.089
2/98     0.089
3/98     0.089


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0136.

Nuveen New York Select Quality Municipal Fund, Inc.
Performance Overview
As of March 31, 1998

NVN

Portfolio Statistics
=============================================
Inception Date                           5/91
---------------------------------------------
Share Price                            16 5/8
---------------------------------------------
Net Asset Value                        $15.88
---------------------------------------------
Current Market Yield                    5.95%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     8.62%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                9.25%
---------------------------------------------
Fund Net Assets ($000)               $514,810
---------------------------------------------
Average Weighted Maturity (Years)       20.15
---------------------------------------------
Average Weighted Duration (Years)        3.96
---------------------------------------------
Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   11.12%         8.55%
---------------------------------------------
3-Year                   10.45%         7.30%
---------------------------------------------
5-Year                    7.69%         6.52%
---------------------------------------------
Since Inception           8.12%         8.47%
---------------------------------------------
Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   14.68%        12.18%
---------------------------------------------
3-Year                   14.08%        10.96%
---------------------------------------------
5-Year                   11.49%        10.25%
---------------------------------------------
Since Inception          11.82%        12.15%
---------------------------------------------
Top 5 Sectors
=============================================
U.S. Guaranteed                           27%
---------------------------------------------
Tax Obligation (Limited)                  15%
---------------------------------------------
Education and Civic Organizations         14%
---------------------------------------------
Utilities                                 10%
---------------------------------------------
Health Care                                8%
---------------------------------------------


Bar Chart:

12-Month Dividends

4/97     0.0825
5/97     0.0825
6/97     0.0825
7/97     0.0825
8/97     0.0825
9/97     0.0825
10/97    0.0825
11/97    0.0825
12/97    0.0825
1/98     0.0825
2/98     0.0825
3/98     0.0825


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen New York Quality Income Municipal Fund, Inc.
Performance Overview
As of March 31, 1998

NUN

Portfolio Statistics
=============================================
Inception Date                          11/91
---------------------------------------------
Share Price                            16 3/8
---------------------------------------------
Net Asset Value                        $15.69
---------------------------------------------
Current Market Yield                    5.72%
---------------------------------------------
Taxable Equivalent Yield
(Federal Only)(1)                       8.29%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.90%
---------------------------------------------
Fund Net Assets ($000)               $541,990
---------------------------------------------
Average Weighted Maturity (Years)       22.12
---------------------------------------------
Average Weighted Duration (Years)        4.80
---------------------------------------------
Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   13.92%        10.62%
---------------------------------------------
3-Year                   12.07%         8.10%
---------------------------------------------
5-Year                    8.06%         6.79%
---------------------------------------------
Since Inception           7.76%         8.07%
---------------------------------------------
Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   17.43%        14.16%
---------------------------------------------
3-Year                   15.68%        11.64%
---------------------------------------------
5-Year                   11.72%        10.35%
---------------------------------------------
Since Inception          11.26%        11.53%
---------------------------------------------
Top 5 Sectors
=============================================
U.S. Guaranteed                           23%
---------------------------------------------
Tax Obligation (Limited)                  21%
---------------------------------------------
Education and Civic Organizations         18%
---------------------------------------------
Utilities                                 10%
---------------------------------------------
Transportation                             9%
---------------------------------------------


Bar Chart:

12-Month Dividends(3)

4/97     0.078
5/97     0.078
6/97     0.078
7/97     0.078
8/97     0.078
9/97     0.078
10/97    0.078
11/97    0.078
12/97    0.078
1/98     0.078
2/98     0.078
3/98     0.078


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0219.

Nuveen Insured New York Premium Income Municipal Fund, Inc.
Performance Overview
As of March 31, 1998

NNF

Portfolio Statistics
=============================================
Inception Date                          12/92
---------------------------------------------
Share Price                           15 5/16
---------------------------------------------
Net Asset Value                        $15.23
---------------------------------------------
Current Market Yield                    5.37%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     7.78%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.35%
---------------------------------------------
Fund Net Assets ($000)               $190,383
---------------------------------------------
Average Weighted Maturity (Years)       21.16
---------------------------------------------
Average Weighted Duration (Years)        6.07
---------------------------------------------
Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   19.89%        14.86%
---------------------------------------------
3-Year                   14.20%        10.02%
---------------------------------------------
5-Year                    7.34%         7.22%
---------------------------------------------
Since Inception           6.34%         7.32%
---------------------------------------------
Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   23.36%        18.20%
---------------------------------------------
3-Year                   17.75%        13.37%
---------------------------------------------
5-Year                   10.90%        10.59%
---------------------------------------------
Since Inception           9.73%        10.57%
---------------------------------------------
Top 5 Sectors
=============================================
Education and Civic Organizations         21%
---------------------------------------------
U.S. Guaranteed                           17%
---------------------------------------------
Health Care                               16%
---------------------------------------------
Tax Obligation (General)                  13%
---------------------------------------------
Utilities                                 13%
---------------------------------------------


Bar Chart:

12-Month Dividends

4/97     0.0685
5/97     0.0685
6/97     0.0685
7/97     0.0685
8/97     0.0685
9/97     0.0685
10/97    0.0685
11/97    0.0685
12/97    0.0685
1/98     0.0685
2/98     0.0685
3/98     0.0685

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Shareholder Meeting Report
Annual Meeting Date: November 19, 1997
                                                                 New York
                                     New York                   Performance                         New York
                                        Value                      Plus                        Investment Quality
---------------------------------------------------------------------------------------------------------------------
                                                         Preferred Preferred Preferred            Preferred Preferred
                                       Common    Common     Shares    Shares    Shares    Common     Shares    Shares
                                       Shares    Shares   Series-M  Series-W  Series-F    Shares   Series-T  Series-F
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Robert P. Bremner
      For                          13,113,553 13,007,088     1,585     1,802       559 15,733,472     2,397     2,390
      Withhold                        181,530    112,836         7       176         7    152,991         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                      13,295,083 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
Lawrence H. Brown
      For                                  -- 13,010,122     1,585     1,802       559 15,736,480     2,397     2,390
      Withhold                             --    109,802         7       176         7    149,983         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                              -- 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
Anthony T. Dean
      For                                  -- 13,010,122     1,585     1,802       559 15,736,476     2,397     2,390
      Withhold                             --    109,802         7       176         7    149,987         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                              -- 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
Anne E. Impellizzeri
      For                                  -- 13,009,405     1,585     1,802       559 15,736,480     2,397     2,390
      Withhold                             --    110,519         7       176         7   149,983          3         8
---------------------------------------------------------------------------------------------------------------------
        Total                              -- 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
Peter R. Sawers
      For                                  -- 13,009,671     1,585     1,802       559 15,736,476     2,397     2,390
      Withhold                             --    110,253         7       176         7    149,987         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                              -- 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
Judith M. Stockdale
      For                          13,102,884 13,002,642     1,585     1,802       559 15,735,638     2,397     2,390
      Withhold                        192,199    117,282         7       176         7    150,825         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                      13,295,083 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
William J. Schneider
      For                          13,142,947         --     1,585     1,802       559         --     2,397     2,390
      Withhold                        152,136         --         7       176         7         --         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                      13,295,083         --     1,592     1,978       566         --     2,400     2,398
Timothy R. Schwertfeger
      For                                  --         --     1,585     1,802       559         --     2,397     2,390
      Withhold                             --         --         7       176         7         --         3         8
---------------------------------------------------------------------------------------------------------------------
        Total                              --         --     1,592     1,978       566         --     2,400     2,398
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                          13,020,542 12,857,270     1,576     1,773       554 15,605,796     2,386     2,360
      Against                          55,050     73,892         6       192        11     60,677        12        --
      Abstain                         219,491    188,762        10        13         1    219,990         2        38
---------------------------------------------------------------------------------------------------------------------
        Total                      13,295,083 13,119,924     1,592     1,978       566 15,886,463     2,400     2,398
                                       New York                       New York                   Insured New York
                                    Select Quality                 Quality Income                 Premium Income
---------------------------------------------------------------------------------------------------------------------------------
                                      Preferred Preferred            Preferred Preferred Preferred            Preferred Preferred
                                Common   Shares    Shares     Common    Shares    Shares    Shares     Common    Shares    Shares
                                Shares Series-W Shares-Th     Shares  Series-M  Series-W Series-Th     Shares  Series-M  Series-T
---------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Robert P. Bremner
      For                   20,776,741    2,208     3,133 21,644,855     2,103     1,983     2,133  7,578,707     1,312     1,273
      Withhold                 262,048      136        19    350,324        59       129       234    107,367        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344    3,152  21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280
Lawrence H. Brown
      For                   20,777,364    2,208    3,133  21,644,182     2,103     1,983     2,133  7,578,339     1,312     1,273
      Withhold                 261,425      136       19     350,997        59       129       234    107,735        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344    3,152  21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280
Anthony T. Dean
      For                   20,778,944    2,208    3,133  21,644,126     2,103     1,983     2,133  7,578,339     1,312     1,273
      Withhold                 259,845      136       19     351,053        59       129       234    107,735        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344    3,152  21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280
Anne E. Impellizzeri
      For                   20,777,364    2,208    3,133  21,645,455     2,103     1,983     2,133  7,579,867     1,312     1,273
      Withhold                 261,425      136      19      349,724        59       129       234    106,207        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344    3,152  21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280
Peter R. Sawers
      For                   20,778,274    2,208    3,133  21,642,582     2,103     1,983     2,133  7,578,456     1,312     1,273
      Withhold                 260,515      136       19     352,597        59       129       234    107,618        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344    3,152  21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280
Judith M. Stockdale
      For                   20,763,697    2,208    3,133  21,642,687     2,103     1,983     2,133  7,578,989     1,312     1,273
      Withhold                 275,092      136       19     352,493        59       129       234    107,085        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344    3,152  21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280
William J. Schneider
      For                           --    2,208    3,133          --     2,103     1,983     2,133         --     1,312     1,273
      Withhold                      --      136       19          --        59       129       234         --        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total                       --    2,344    3,152          --     2,162     2,112     2,367         --     1,312     1,280
Timothy R. Schwertfeger
      For                           --    2,208    3,133          --     2,103     1,983     2,133         --     1,312     1,273
      Withhold                      --      136       19          --        59       129       234         --        --         7
---------------------------------------------------------------------------------------------------------------------------------
        Total                       --    2,344   3,152           --     2,162     2,112     2,367         --     1,312     1,280
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                   20,594,099    2,198   3,093   21,614,604     2,123     1,978     2,135  7,541,645     1,244     1,267
      Against                  129,239      131       8      119,804        34       134         6     31,997         3        13
      Abstain                  315,451       15      51      260,771         5        --       226    112,432        65        --
---------------------------------------------------------------------------------------------------------------------------------
        Total               21,038,789    2,344   3,15    21,995,179     2,162     2,112     2,367  7,686,074     1,312     1,280

                                                 Portfolio of Investments (Unaudited)
                                                 Nuveen New York Municipal
                                                 Value Fund, Inc. (NNY)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 11.0%

 $1,000,000   Dormitory Authority of the State of New York, State University Educational Facilities
                Revenue Bonds, Series 1990A, 7.400%, 5/15/01                      5/00 at 102        A-    $ 1,082,930

              Dormitory Authority of the State of New York, City University
              System Consolidated Second General Resolution Revenue Bonds,
              Series 1993A:
  1,000,000     5.750%, 7/01/18                                                  No Opt. Call      Baa1      1,073,500
  1,000,000     6.000%, 7/01/20                                                  No Opt. Call      Baa1      1,108,880

 11,080,000   Dormitory Authority of the State of New York, City University System Consolidated
                Revenue Bonds, Series 1993F, 5.000%, 7/01/20                      7/03 at 100      Baa1     10,578,187

  1,000,000   Town of Brookhaven Industrial Development Agency, 1988 Civic Facility Revenue Bonds,
                St. Joseph's College, New York Civic Facility, 8.100%, 4/01/08    4/98 at 102         A      1,000,000

  2,000,000   The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A
                (American Museum of Natural History), 5.650%, 4/01/27             4/07 at 101       Aaa      2,092,800


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 12.5%

  1,305,000   Dormitory Authority of the State of New York (United Health Services), FHA-Insured
                Mortgage Revenue Refunding Bonds, Series 1997, 5.500%, 8/01/17    2/08 at 102       Aaa      1,339,178

  2,250,000   Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin Jewish
                Geriatric Center of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue
                Bonds, Series 1997, 5.700%, 2/01/37                               2/07 at 102       Aaa      2,353,500

  4,000,000   Dormitory Authority of the State of New York, The New York and Presbyterian Hospital,
                FHA-Insured Mortgage Hospital Revenue Bonds, Series 1998,
                4.750%, 8/01/27                                                   2/08 at 101       Aaa      3,736,040

    830,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital
                Center, FHA-Insured Mortgage Revenue Bonds, 1993 Series A,
                5.600%, 8/15/13                                                   8/03 at 102       AAA        860,652

    920,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing
                Home Insured Mortgage Revenue Bonds, 1987 Series A, 8.000%, 2/15/274/98 at 102       Aa        941,178

  4,980,000   New York State Medical Care Facilities Finance Agency, Albany Medical Center Hospital
                Project Revenue Bonds, 1987 Series A, 8.000%, 2/15/28             8/98 at 102       AAA      5,147,776

  3,110,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home-FHA
                Insured Mortgage Revenue Bonds, 1995 Series B, 6.250%, 2/15/15    8/05 at 102       AAA      3,400,350

  1,365,000   Newark-Wayne Community Hospital, Inc., Hospital Revenue Improvement and Refunding
                Bonds, Series 1993A, 7.600%, 9/01/15                              9/03 at 102       N/R      1,476,343


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 2.3%

    470,000   New York City Housing Development Corporation, Mortgage Revenue Bonds (South
                Williamsburg Cooperative), 1990 Series A, 7.900%, 2/01/23
                (Alternative Minimum Tax)                                         2/00 at 102        Aa        494,675

  1,410,000   New York City Housing Development Corporation Mortgage Revenue Bonds (South Bronx
                Cooperatives), 1990 Series A, 8.100%, 9/01/23
                (Alternative Minimum Tax)                                         9/00 at 102        Aa      1,500,029

  1,500,000   New York City Housing Development Corporation, Multi-family Mortgage Revenue Bonds
                (FHA-Insured Mortgage Loan), 1993 Series A, 6.550%, 10/01/15      4/03 at 102       AAA      1,599,060

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              HOUSING/SINGLE FAMILY - 2.1%

$   380,000   State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth Series D,
                8.375%, 10/01/17                                                  1/00 at 100       Aaa    $   383,390

  1,500,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series HH-3,
                7.950%, 4/01/22 (Alternative Minimum Tax)                         6/00 at 102       Aa2      1,581,090

  8,205,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV,
                0.000%, 10/01/23 (Alternative Minimum Tax)                  10/01 at 19 11/32       Aa2      1,266,442


----------------------------------------------------------------------------------------------------------------------
              LONG TERM CARE - 8.7%

  2,000,000   Dormitory Authority of the State of New York, German Masonic Home Corporation, FHA
                Insured Mortgage Revenue Bonds, Series 1996, 5.950%, 8/01/26      8/06 at 102        AA      2,126,800

  3,000,000     Dormitory Authority of the State of New York, Hebrew Home For
                The Aged at Riverdale, FHA-Insured Mortgage Nursing Home Revenue
                Bonds, 6.125%, 2/01/37 2/07 at 102 AA 3,237,720

  1,000,000   Dormitory Authority of the State of New York, Eger Health Care Center of Staten Island,
                FHA-Insured Mortgage Revenue Bonds, 5.100%, 2/01/28               2/08 at 102       AAA        978,920

  1,765,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home Insured
                Mortgage Revenue Bonds, 1992 Series C, 6.550%, 8/15/12            8/02 at 102       AAA      1,916,278

  2,015,000   Village of East Rochester Housing Authority, FHA-Insured Mortgage Revenue Bonds
                (St. John's Meadows Project), Series 1997A, 5.750%, 8/01/37       8/07 at 102       AAA      2,126,530

  3,000,000   Syracuse Housing Authority (Syracuse, New York), FHA-Insured Mortgage Revenue Bonds
                (Loretto Rest Residential Health Care Facility Project),
                Series 1997A, 5.600%, 8/01/17                                     2/08 at 102       AAA      3,094,380


----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 0.7%

  1,000,000   Dormitory Authority of the State of New York, City University Refunding Bonds, 1988A Issue,
                8.200%, 7/01/12                                                   7/98 at 102      Baa1      1,030,490


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 6.5%

  1,390,000   The City of New York, General Obligation Bonds, Fiscal 1996
                Series B, 6.750%, 8/15/03                                        No Opt. Call        A3      1,541,176

     25,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, 6.300%, 8/01/03                                     8/02 at 101 1/2       Aaa         27,297

  1,135,000   The City of New York, General Obligation Bonds, Fiscal 1995
                Series D, 6.600%, 2/01/04                                        No Opt. Call        A3      1,253,562

  2,890,000   The City of New York, General Obligation Bonds, Fiscal 1996
                Series I, 5.875%, 3/15/18                                     3/06 at 101 1/2        A3      3,042,332

    390,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series D, 9.500%, 8/01/02                                    8/01  at 101 1/2        A3        455,598

  2,325,000   The City of New York, General Obligation Bonds, Fiscal 1997
                Series G, 6.000%, 10/15/26                                       10/07 at 101        A3      2,483,100

      5,000   The City of New York, General Obligation Bonds, Fiscal 1987
                Series C, 7.000%, 2/01/15                                         2/00 at 100        A3          5,097

  1,000,000   City of Niagara Falls, Niagara County, New York, Water Treatment Plant (Serial) Bonds,
                1994, 7.250%, 11/01/11 (Alternative Minimum Tax)                 No Opt. Call       Aaa      1,245,220


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 12.8%

    250,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1991A, 9.500%, 4/15/14             4/14 at 100      Baa1        291,715

  1,000,000   Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds (The
                City of New York Issue), Series 1993A, 5.700%, 5/15/22        5/03 at 101 1/2      Baa1      1,024,600

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/LIMITED - continued

 $3,125,000   Dormitory Authority of the State of New York, Mental Health Services Facilities
                Improvement Revenue Bonds, Series 1997D, 5.125%, 8/15/27          8/07 at 101       Aaa    $ 3,075,844

  1,000,000   New York Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series A, 6.375%, 8/15/17        12/02 at 102       Aaa      1,083,350

  1,000,000   New York State Housing Finance Agency, H.E.L.P. - Suffolk Housing Revenue Bonds, 1989
                Series A, 8.100%, 11/01/05                                       11/99 at 100       Baa      1,036,580

    855,000   New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York City),
                1990 Series A Refunding, 8.000%, 11/01/08                        11/00 at 102      BBB+        940,226

     10,000   New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds,
                1994 Series A, 6.375%, 9/15/14                                    9/04 at 102      Baa1         11,081

  1,000,000   New York State Urban Development Corporation, State Facilities Revenue Bonds, 1995
                Refunding Series, 5.750%, 4/01/11                                No Opt. Call      Baa1      1,069,580

    250,000   Battery Park City Authority, Revenue Refunding Bonds, Series 1993A, Junior Revenue
                Refunding Bonds, 5.800%, 11/01/22                                11/03 at 102         A        263,128

  5,000,000   Metropolitan Transportation Authority, Dedicated Tax Fund,
                Series 1996A, 5.250%, 4/01/26                                     4/07 at 101       Aaa      5,012,450

  6,000,000   New York City Transitional Finance Authority, Future Tax Secured Bonds Fiscal 1998
                Series A, 5.125%, 8/15/21                                         8/07 at 101        AA      5,923,200


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 4.9%

  2,015,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1997D
                Refunding, 5.125%, 7/01/22                                        7/07 at 101       Aaa      1,985,944

  1,000,000   New York City Industrial Development Agency, Special Facility Revenue Bonds (1990
                American Airlines, Inc. Project), 8.000%, 7/01/20 (Alternative Minimum Tax)1/99 at 102Baa2   1,048,580

  4,500,000   The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Ninth
                Series, 5.375%, 7/15/27                                           1/07 at 101       Aaa      4,582,665


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 23.6%

  4,000,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1986, 7.375%, 7/01/16             No Opt. Call       Aaa      5,048,520

  1,000,000   New York Local Government Assistance Corporation, New York, Series 1991B,
                7.500%, 4/01/20 (Pre-refunded to 4/01/01)                         4/01 at 102       Aaa      1,115,330

  1,000,000   New York State Housing Finance Agency, State University Construction Refunding Bonds,
                1988 Series A, 8.100%, 11/01/10 (Pre-refunded to 11/01/98)       11/98 at 102       Aaa      1,045,380

  4,145,000   New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York City),
                1990 Series A Refunding, 8.000%, 11/01/08 (Pre-refunded to 11/01/00)11/00 at 102    Aaa      4,629,053

    990,000   New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds,
                1994 Series A, 6.375%, 9/15/14 (Pre-refunded to 9/15/04)          9/04 at 102       Baa1***  1,124,264

  2,200,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds,
                Series 1991, 6.000%, 1/01/11 (Pre-refunded to 1/01/01)            1/01 at 100       AAA      2,308,966

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - continued

              New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 1991:
 $1,000,000     7.500%, 4/01/11 (Pre-refunded to 4/01/01)                         4/01 at 102       Aaa    $ 1,115,330
  1,000,000     7.500%, 4/01/20 (Pre-refunded to 4/01/01)                         4/01 at 102       Aaa      1,115,330

  5,000,000   New York State, Urban Development Corporation, Project Revenue Bonds (Onondaga County
                Convention Center), Series 1990, 7.875%, 1/01/20 (Pre-refunded to 1/01/01)1/01 at 102Aaa     5,586,950

  2,955,000   Town of Babylon Industrial Development Agency (New York), Resource Recovery Revenue
                Bonds, Series 1985 (Ogden Martin System of Babylon, Inc. Project), 8.500%, 1/01/19
                (Pre-refunded to 7/01/98)                                         7/98 at 103       Aaa      3,078,224

  2,500,000   Cattaraugus County, New York, Certificates of Participation (Olean Office Facility Project),
                Series 1988 A, 8.500%, 8/01/09 (Pre-refunded to 8/01/98)          8/98 at 102       BBB-***  2,589,650

  3,110,000   The City of New York, General Obligation Bonds, Fiscal 1991 Series D, 9.500%, 8/01/02
                (Pre-refunded to 8/01/01)                                     8/01 at 101 1/2       Aaa      3,670,857

  1,000,000   New York City, Municipal Water Finance Authority (New York), Water and Sewer System
                Revenue Bonds, Fiscal 1991 Series C,
                7.750%, 6/15/20 (Pre-refunded to 6/15/01)                     6/01 at 101 1/2       Aaa      1,123,090

  2,600,000   New York City Industrial Development Agency, Civic Facility Revenue Bonds (YMCA of
                Greater New York Project), 8.000%, 8/01/16 (Pre-refunded
                to 8/01/01)                                                       8/01 at 102       Aaa      2,945,462


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 7.1%

  1,000,000   New York State Energy Research and Development Authority, Electric Facilities Revenue
                Bonds, Series 1991 A (Consolidated Edison Company of New York, Inc. Project),
                7.500%, 1/01/26 (Alternative Minimum Tax)                         1/00 at 101        A1      1,058,570

  1,000,000   New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds,
                Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25 (Alternative
                Minimum Tax)                                                      7/03 at 102       Aaa      1,029,080

  4,000,000   New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds (Central Hudson Gas and Electric Corporation Projects), Series C, 8.375%, 12/01/28
                (Alternative Minimum Tax)                                        12/98 at 102         A      4,192,720

  4,500,000    New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds Series C (Rochester Gas and Electric Corporation Project), 8.375%, 12/01/28
                (Alternative Minimum Tax)                                        12/98 at 102      Baa1      4,708,530


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 5.6%

  1,425,000   New York State Environmental Facilities Corporation, Water Facilities Corporation,
                Water Facilities Revenue Bonds, Series 1992 (The New Rochelle Water Company
                Project), 6.400%, 12/01/24 (Alternative Minimum Tax)              6/02 at 102         A      1,518,394

  1,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
                Fiscal 1997 Series B, 5.750%, 6/15/29                             6/07 at 101        A2      1,049,510

  5,815,000   Western Nassau County Water Authority, System Revenue Bonds, Series 1995,
                5.650%, 5/01/26                                                   5/06 at 102       Aaa      6,069,056

----------------------------------------------------------------------------------------------------------------------
 $150,490,000 Total Investments - (cost $141,792,577) - 97.8%                                              151,051,709
=============

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              Temporary Investments in Short-Term Municipal Securities - 1.1%

$ 1,000,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate
                Demand Bonds, 3.700%, 8/15/05+                                                   VMIG-1    $ 1,000,000

    700,000   New York City Industrial Development Agency Revenue Bonds, Series 1989, Audubon
                Society, Variable Rate Demand Bonds, 3.700%, 12/01/14+                             A-1+        700,000


----------------------------------------------------------------------------------------------------------------------
 $1,700,000   Total Temporary Investments - 1.1%%                                                            1,700,000
===========
              Other Assets Less Liabilities - 1.1%                                                           1,707,818
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $154,459,527
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments (Unaudited)
                                                 Nuveen New York Performance Plus
                                                 Municipal Fund, Inc. (NNP)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 7.7%

 $3,055,000   Dormitory Authority of the State of New York, College and University Revenue (Pooled
                Capital Program), Series 1985, 7.800%, 12/01/05                  12/98 at 102       Aaa    $ 3,182,424

  1,000,000   Dormitory Authority of the State of New York, City University System Consolidated, Second
                General Resolution Revenue Bonds, Series 1990C, 5.000%, 7/01/17   7/00 at 100      Baa1        963,990

  2,500,000   Dormitory Authority of the State of New York, State University Educational Facilities,
                Revenue Bonds, Series 1993A, 5.875%, 5/15/17                     No Opt. Call        A-      2,750,875

  3,000,000   Dormitory Authority of the State of New York, City University System Consolidated Revenue
                Bonds, Series 1993 B, 6.000%, 7/01/14                            No Opt. Call       Aaa      3,377,340

              Dormitory Authority of the State of New York, City University
              System Consolidated Revenue Bonds, Series 1993F:
  1,000,000     5.500%, 7/01/12                                                   7/03 at 102      Baa1      1,016,030
 11,350,000     5.000%, 7/01/20                                                   7/03 at 100      Baa1     10,835,959

  1,000,000   Dormitory Authority of the State of New York, City University System Consolidated Second
                General Resolution Revenue Bonds, Series 1995A, 5.375%, 7/01/14   7/05 at 102       Aaa      1,025,190

  3,000,000   The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A
                (American Museum of Natural History), 5.650%, 4/01/27             4/07 at 101       Aaa      3,139,200


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 9.0%

  2,000,000   Dormitory Authority of the State of New York, St. Vincent's Hospital and Medical Center
                of New York, FHA-Insured Mortgage Revenue Bonds, Series 1991,
                7.400%, 8/01/30                                                   8/01 at 102       AAA      2,214,620

  3,950,000   New York State Medical Care Facilities Finance Agency, Albany Medical Center Hospital
                Project Revenue Bonds, 1987 Series A, 8.000%, 2/15/28             8/98 at 102       AAA      4,083,076

 10,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home,
                FHA-Insured Mortgage Revenue Bonds, 1992 Series B, 6.200%, 8/15/228/02 at 102       AAA     10,626,500

  4,500,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home,
                FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
                5.750%, 8/15/19                                                   8/02 at 102       AAA      4,644,765

  2,675,000   New York State Medical Care Facilities Financing Agency, Hospital and Nursing Home, FHA-
                Insured Mortgage Revenue Bonds, 1995 Series B, 6.250%, 2/15/15    8/05 at 102       AAA      2,924,738

  5,800,000   New York State Medical Care Facilities Financing Agency, FHA-Insured Mortgage Project
                Revenue Bonds, 1995 Series C, 6.250%, 8/15/15                     2/05 at 102        Aa      6,317,186


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 5.1%

  3,160,000   New York State Housing Finance Agency, Multifamily Housing Revenue Bonds (AMBAC
                Insured Program), 1989 Series B, 7.550%, 11/01/29 (Alternative
                Minimum Tax)                                                     11/99 at 102       Aaa      3,316,704

  1,585,000   New York State Housing Finance Agency, Multifamily Housing Revenue Bonds (Secured
                Mortgage Program), 1992 Series A, 7.000%, 8/15/12 (Alternative
                Minimum Tax)                                                      8/02 at 102       Aa2      1,699,231

  1,000,000   Hudson Housing Development Corporation (Hudson, New York), Multifamily Mortgage
                Revenue Refunding Bonds, Series 1992A (Providence Hall-Schuyler Court Projects-
                FHA Insured Mortgages), 6.500%, 1/01/25                           1/03 at 101       Aaa      1,050,630

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              HOUSING/MULTIFAMILY - continued

 $5,750,000   New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds
                (FHA Insured Mortgage Loans), 1991 Series A, 7.350%, 6/01/19      6/01 at 102       AAA    $ 6,149,798

  4,835,000   Puerto Rico Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Portfolio A,
                Series I, 7.500%, 4/01/22                                         4/00 at 102        AA      5,133,803


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 6.1%

    895,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series HH-4,
                8.050%, 4/01/22 (Alternative Minimum Tax)                        10/00 at 102       Aa2        947,537

  9,200,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series HH-3,
                7.950%, 4/01/22 (Alternative Minimum Tax)                         6/00 at 102       Aa2      9,697,352

  1,610,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series SS,
                7.950%, 10/01/22 (Alternative Minimum Tax)                       10/00 at 102       Aa2      1,708,516

 45,135,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV,
                0.000%, 10/01/23 (Alternative Minimum Tax)                  10/01 at 19 11/32       Aa2      6,966,587

  1,470,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, 1995
                Series 52, 6.100%, 4/01/26 (Alternative Minimum Tax)              1/06 at 102       Aaa      1,567,784


----------------------------------------------------------------------------------------------------------------------
              LONG TERM CARE - 2.1%

  3,000,000   New York State Medical Care, Facilities Finance Agency, FHA-Insured Mortgage Project
                Revenue Bonds, 1995 Series C, 6.100%, 8/15/15                     2/06 at 102       AA+      3,225,390

  4,000,000   Syracuse Housing Authority (Syracuse, New York), FHA-Insured Mortgage Revenue Bonds
                (Loretto Rest Residential Health Care Facility Project),
                Series 1997A, 5.600%, 8/01/17                                     2/08 at 102       AAA      4,125,840


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 4.5%

     35,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series B, 8.000%, 6/01/99                                        No Opt. Call        A3         36,656

  3,000,000   The City of New York (New York), General Obligation Bonds,
                Fiscal 1991 Series F, 3.000%, 11/15/00                           No Opt. Call        A3      2,921,580

  2,600,000   The City of New York, General Obligation Bonds, Fiscal 1995
                Series F, 6.375%, 2/15/06                                         2/05 at 101        A3      2,873,572

     50,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, 6.625%, 8/01/12                                     8/02 at 101 1/2       Aaa         54,942

  1,000,000   The City of New York, General Obligation Bonds, Fiscal 1993
                Series E, 5.750%, 5/15/13                                     5/03 at 101 1/2       Aaa      1,064,720

    175,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series D, 9.500%, 8/01/02                                     8/01 at 101 1/2        A3        204,435

  1,500,000   The City of New York, General Obligation Bonds, Fiscal 1998
                Series B, 5.250%, 8/01/20                                         8/07 at 101        A3      1,472,805

  3,725,000   The City of New York, General Obligation Bonds, Fiscal 1995
                Series E, 6.500%, 8/01/02                                        No Opt. Call        A3      4,037,937

  2,095,000   City of Niagara Falls, Niagara County, New York, Water Treatment Plant (Serial) Bonds,
                1994, 8.000%, 11/01/09 (Alternative Minimum Tax)                 No Opt. Call       Aaa      2,683,108


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 5.8%

     10,000   New York Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1991 Series D, 7.400%, 2/15/18         2/02 at 102        A-         11,210

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/LIMITED - continued

 $  940,000   New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York City),
                1990 Series A Refunding, 8.000%, 11/01/08                        11/02 at 102      BBB+    $ 1,033,699

  1,195,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1990 Series A, 7.750%, 2/15/20         2/00 at 102        A-      1,295,356

    335,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1990 Series B, 7.875%, 8/15/20         8/00 at 102        A-        369,532

  7,000,000   Metropolitan Transportation Authority, Dedicated Tax Fund,
                Series 1996A, 5.250%, 4/01/26                                     4/07 at 101       Aaa      7,017,430

 10,225,000   New York City Transitional Finance Authority, Future Tax Secured Bonds Fiscal 1998 Series A,
                5.125%, 8/15/21                                                   8/07 at 101        AA     10,094,120


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 4.5%

  2,000,000   Monroe County Airport Authority, Greater Rochester International Airport Revenue Bonds,
                Series 1989, 7.250%, 1/01/19 (Alternative Minimum Tax)            1/00 at 102       Aaa      2,131,180

  6,750,000   New York City Industrial Development Agency, Special Facility Revenue Bonds (1990
                American Airlines, Inc. Project), 8.000%, 7/01/20 (Alternative
                Minimum Tax)                                                      1/99 at 102      Baa2      7,077,915

  1,500,000   Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Eleventh
                Series, 5.000%, 10/01/27                                         10/07 at 101       AA-      1,461,615

  4,500,000   The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Ninth
                Series, 5.375%, 7/15/27                                           1/07 at 101       Aaa      4,582,665


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 46.5%

  3,970,000   Dormitory Authority of the State of New York, United Health Services, Inc., FHA-Insured
                Mortgage Revenue Bonds, Series 1989, 7.350%, 8/01/29
                (Pre-refunded to 2/01/00)                                         2/00 at 102       AAA      4,286,766

 10,000,000   Dormitory Authority of the State of New York, City University System Consolidated Revenue
                Bonds, Series 1990A, 7.625%, 7/01/20 (Pre-refunded to 7/01/00)    7/00 at 102       Aaa     10,976,300

  6,850,000   Dormitory Authority of the State of New York, Revenue Bonds, Department of Health of
                the State of New York Issue, Series 1990, 7.700%, 7/01/20
                (Pre-refunded to 7/01/00)                                         7/00 at 102       Aaa      7,529,726

  4,400,000   Dormitory Authority of the State of New York Bonds, Upstate Community Colleges, 1990A
                Issue, 7.600%, 7/01/20 (Pre-refunded to 7/01/00)                  7/00 at 102       Baa1***  4,818,220

  2,190,000   Dormitory Authority of the State of New York, Vassar College, Revenue Bonds, Series 1990,
                7.250%, 7/01/15 (Pre-refunded to 7/01/00)                         7/00 at 102       AAA      2,386,290

  4,000,000   Dormitory Authority of the State of New York, City University System Consolidated, Second
                General Resolution Revenue Bonds, Series 1990F, 7.875%, 7/01/17
                (Pre-refunded to 7/01/00)                                         7/00 at 102       Aaa      4,411,840

              Dormitory Authority of the State of New York, State University
              Educational Facilities, Revenue Bonds, Series 1989B:
  3,150,000     7.250%, 5/15/15 (Pre-refunded to 5/15/00)                         5/00 at 102       Aaa      3,422,192
    350,000     7.250%, 5/15/15 (Pre-refunded to 5/15/00)                         5/00 at 102       AAA        380,244

  2,600,000   Dormitory Authority of the State of New York, State University
                EducationalFacilities, Revenue Bonds, Series 1990B, 7.375%,
                5/15/14 (Pre-refunded to 5/15/00)                                 5/00 at 102       Aaa      2,831,244

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - continued

$ 3,000,000   New York Local Government Assistance Corporation, Series 1991A Bonds, 7.250%, 4/01/18
                (Pre-refunded to 4/01/01)                                         4/01 at 102       Aaa    $ 3,324,990

  8,000,000   New York Local Government Assistance Corporation, New York, Series 1991B,
                7.500%, 4/01/20 (Pre-refunded to 4/01/01)                         4/01 at 102       Aaa      8,922,640

    810,000   New York Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1991 Series D, 7.400%, 2/15/18
                (Pre-refunded to 2/15/02)                                         2/02 at 102     A-***        915,632

  1,000,000   New York State Environmental Facilities Corporation, State Water Pollution Control,
                Revolving Fund Revenue Bonds, Series 1991 A (New York City Municipal Water
                Finance Authority Project), 7.250%, 6/15/10 (Pre-refunded
                to 6/15/01)                                                       6/01 at 102       Aaa      1,112,610

  4,560,000   New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York City),
                1990 Series A Refunding, 8.000%, 11/01/08 (Pre-refunded to
                11/01/00)                                                        11/00 at 102       Aaa      5,092,517

  9,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                FHA-Insured Mortgage Revenue Bonds, 1988 Series C, 7.700%, 2/15/22
                (Pre-refunded to 8/15/98)                                         8/98 at 102       AAA      9,312,120

  4,500,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital
                Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                         2/00 at 102       Aaa      4,868,825

  1,295,000   New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage
                Revenue Bonds, 1990 Series A, 7.700%, 2/15/25 (Pre-refunded
                to 8/15/00)                                                       8/00 at 102       Aaa      1,427,867

  1,145,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1989 Series A (General Obligation Bonds),
                7.800%, 2/15/19 (Pre-refunded to 2/15/99)                         2/99 at 102       Aaa      1,207,803

  2,000,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1991 Series A, 7.500%, 2/15/21
                (Pre-refunded to 2/15/01)                                         2/01 at 102       Aaa      2,221,120

  1,205,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1990 Series A, 7.750%, 2/15/20
                (Pre-refunded to 2/15/00)                                         2/00 at 102       Aaa      1,311,124

  2,070,000   New York State Medical Care Facilities Finance Agency (Mental Health Services),
                7.875%, 8/15/20 (Pre-refunded to 8/15/00)                         8/00 at 102       Aaa      2,290,496

  4,600,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds,
                Series 1991, 6.000%, 1/01/11 (Pre-refunded to 1/01/01)            1/01 at 100       AAA      4,827,838

  6,225,000   New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,
                Series G, 7.000%, 1/01/17 (Pre-refunded to 1/01/00)               1/00 at 102       Aaa      6,673,574

              New York State Urban Development Corporation, Correctional Capital Facilities Revenue
              Bonds, Series 1:
  4,000,000     7.750%, 1/01/14 (Pre-refunded to 1/01/00)                         1/00 at 102       Aaa      4,338,560
  1,000,000     7.500%, 1/01/20 (Pre-refunded to 1/01/00)                         1/00 at 102       Aaa      1,080,450

  5,655,000   New York State Urban Development Corporation, Project Revenue
                Bonds (Onondaga County Convention Center), Series 1990, 7.875%,
                1/01/20 (Pre-refunded to 1/01/01)                                 1/01 at 10        Aaa      6,318,840

  1,490,000   Town of Babylon Industrial Development Agency (New York), Resource Recovery Revenue
                Bonds, Series 1985, Odgen Martin System of Babylon, Inc. Project), 8.500%, 1/01/19
                (Pre-refunded to 7/01/98)                                         7/98 at 103       Aaa      1,552,133

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - continued

 $1,985,000   Town of Babylon Industrial Development Agency (New York), Resource Recovery Revenue
                Bonds, Series 1985 B, (Odgen Martin System of Babylon, Inc. Project), 8.500%, 1/01/19
                (Pre-refunded to 7/01/98)                                         7/98 at 103       Aaa    $ 2,067,775

              Battery Park City Authority, Revenue Bonds, Series 1990:
  7,050,000     7.700%, 5/01/15 (Pre-refunded to 5/01/99)                         5/99 at 102       Aaa      7,485,479
  2,500,000     6.500%, 5/01/20 (Pre-refunded to 5/01/99)                         5/99 at 100       Aaa      2,575,325

  1,000,000   Metropolitan Transportation Authority (New York), Commuter Facilities 1987 Service
                Contract Bonds, Series 2, 8.000%, 7/01/18 (Pre-refunded
                to 7/01/98)                                                       7/98 at 102       Aaa      1,030,580

  1,000,000   Metropolitan Transportation Authority (New York), Commuter Facilities 1987 Service
                Contract Bonds, Series 4, 7.500%, 7/01/19 (Pre-refunded
                to 7/01/00)                                                   7/00 at 101 1/2       Aaa      1,090,380

  5,500,000   Metropolitan Transportation Authority (New York), Transit Facilities 1987 Service Contract
                Bonds, Series 3, 7.500%, 7/01/16 (Pre-refunded to 7/01/00)        7/00 at 102       Aaa      6,022,280

  3,000,000   Metropolitan Transportation Authority (New York), Commuter Facilities Service Contract
                Bonds, Series K, 7.500%, 7/01/17 (Pre-refunded to 7/01/98)        7/98 at 102       Aaa      3,088,080

  1,000,000   Monroe County Water Authority (New York), Series 1991 B Water System Revenue Bonds,
                6.500%, 8/01/16 (Pre-refunded to 8/01/01)                         8/01 at 101       Aaa      1,084,520

    990,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series B, 8.000%, 6/01/99                                         No Opt.Call       Aaa      1,038,500

  1,350,000   The City of New York, General Obligation Bonds, Fiscal 1990
                Series B, 7.250%, 10/01/06                                   10/99 at 101 1/2       Aaa      1,439,505

    500,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series A, 8.000%, 3/15/13                                     3/00 at 101 1/2       Aaa        545,695

  1,325,000   The City of New York, General Obligation Bonds, Fiscal 1991 Series D, 9.500%, 8/01/02
                (Pre-refunded to 8/01/01)                                     8/01 at 101 1/2       Aaa      1,563,951

    275,000   The City of New York, General Obligation Bonds, Fiscal 1995
                Series E, 6.500%, 8/01/02                                        No Opt. Call     A3***        300,086

  1,000,000   New York City, Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1989 Series B, 7.000%, 6/15/19 (Pre-refunded to
                6/15/98)                                                      6/98 at 101 1/2       AAA      1,021,720

  4,000,000   New York City, Municipal Water Finance Authority (New York), Water and Sewer System
                Revenue Bonds, Fiscal 1991 Series C, 7.750%, 6/15/20
                (Pre-refunded to 6/15/01)                                     6/01 at 101 1/2       Aaa      4,492,360

              New York Municipal Water Finance Authority (New York), Water and
              Sewer System Revenue Bonds, Fiscal 1990 Series A:
  2,000,000     7.375%, 6/15/09 (Pre-refunded to 6/15/99)                     6/99 at 101 1/2       AAA      2,115,160
  1,250,000     7.250%, 6/15/11 (Pre-refunded to 6/15/99)                     6/99 at 101 1/2     A-***      1,319,100

    250,000   New York City Municipal Water Finance Authority (New York), Water and Sewer System
                Revenue Bonds, Fiscal 1991 Series A, 7.500%, 6/15/19
                (Pre-refunded to 6/15/00)                                     6/00 at 101 1/2       Aaa        272,290

  5,700,000   New York City Transit Authority, Transit Facilities Revenue Bonds, Series 1990
                (Livingston Plaza Project), 7.500%, 1/01/20 (Pre-refunded
                 to 1/01/00)                                                      1/00 at 102       Aaa      6,158,565

  2,165,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                Series O, 7.700%, 1/01/19 (Pre-refunded to 1/01/99)           1/99 at 101 1/2       Aaa      2,261,775

  2,000,000   Triborough Bridge and Tunnel Authority, Mortgage Recording Tax Special Obligation Bonds,
                Series 1989 A, 7.125%, 1/01/19 (Pre-refunded to 1/01/00)          1/00 at 101       Aaa      2,129,600

  2,230,000   City of Yonkers, New York, General Obligation School Bonds-1990-C, 7.375%, 12/01/09
                (Pre-refunded to 12/01/00)                                       12/00 at 102       Aaa      2,463,748

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
             UTILITIES - 1.6%

 $3,100,000   New York State Energy Research and Development Authority, Electric Facilities
                Revenue Bonds, Series 1990 A (Consolidated Edison Company of New York, Inc.
                Project), 7.500%, 7/01/25 (Alternative Minimum Tax)               7/99 at 101        A1    $ 3,249,326

  1,000,000   New York State Energy Research and Development Authority, Solid Waste Disposal
                Revenue Bonds (New York State Electric and Gas Corporation Project), 1993 Series A,
                5.700%, 12/01/28 (Alternative Minimum Tax)                       12/03 at 102       Aaa      1,035,040

  1,000,000   Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds (1985
                Facility - Series B (1994)), 6.125%, 7/01/13 (Alternative Minimum Tax)7/04 at 102   Aaa      1,086,160


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 3.9%

  9,825,000   New York State Environmental Facilities Corporation, State Water Pollution Control
                Revolving Fund Revenue Bonds, Series 1990 A (New York City Municipal Water
                Finance Authority Project), 7.500%, 6/15/12                       6/00 at 102        Aa     10,699,228

  1,275,000   New York State, Environmental Facilities Corporation, State Water Pollution Control,
                Revolving Fund Revenue Bonds, Series 1994 D (Pooled Loan Issue),
                6.900%. 5/15/15                                                  11/04 at 102       Aaa      1,465,090

  1,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18                  6/02 at 101 1/2       Aaa      1,041,130

----------------------------------------------------------------------------------------------------------------------
$349,440,000  Total Investments - (cost $307,004,587) - 96.8%                                              331,099,951
============
              Temporary Investments in Short-Term Municipal Securities - 1.0%

  3,000,000   Nassau County Industrial Development Agency (Cold Spring Harbor), Variable Rate
                Demand Bonds, 3.800%, 7/01/19+                                                     A-1+      3,000,000

    500,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate
                Demand Bonds, 3.700%, 8/15/05+                                                   VMIG-1        500,000

----------------------------------------------------------------------------------------------------------------------
 $3,500,000   Total Temporary Investments - 1.0%                                                             3,500,000
===========
              Other Assets Less Liabilities - 2.2%                                                           7,382,027
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $341,981,978
              ========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments (Unaudited)
                                                 Nuveen New York Investment Quality
                                                 Municipal Fund, Inc. (NQN)


 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------------------------------

              EDUCATION AND CIVIC ORGANIZATIONS - 2.9%

 $5,000,000   Dormitory Authority of the State of New York, New York University, Insured Revenue
                Bonds, Series 1991, 6.000%, 7/01/15                               7/01 at 102       Aaa    $ 5,324,650

  6,500,000   Dormitory Authority of the State of New York, City University System Consolidated
                Revenue Bonds, Series 1993F, 5.000%, 7/01/20                      7/03 at 100       Aaa      6,329,245


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 13.4%

  2,510,000   Dormitory Authority of the State of New York (Vassar Brother Hospital), Revenue Bonds,
                Series 1997, 5.375%, 7/01/25                                      1/08 at 102       Aaa      2,539,242

  1,000,000   Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured
                Mortgage Hospital Revenue Bonds, Series 1996A, 5.750%, 8/01/24    2/06 at 102       Aaa      1,050,490

 10,000,000   Dormitory Authority of the State of New York, The New York and Presbyterian Hospital,
                FHA-Insured Mortgage Hospital Revenue Bonds, Series 1998,
                5.000%, 8/01/32                                                   2/08 at 101       Aaa      9,665,200

  5,000,000   Dormitory Authority of the State of New York, Hingland Hospital of Rochester, FHA-Insured
                Mortgage Hospital Revenue Bonds, Series 1997A, 5.400%, 8/01/27    8/08 at 102       Aaa      5,078,350

  5,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                Insured Mortgage Revenue Bonds, 1989 Series A, 7.600%, 2/15/29    2/99 at 102        AA      5,242,850

  2,500,000   New York State Medical Care Facilities Finance Agency, Beth Israel Medical Center
                (Main Campus), Project Revenue Bonds, 1990 Series A,
                7.500%, 11/01/00                                                 11/00 at 102       Aaa      2,763,500

 12,000,000   New York State Medical Care Facilities Finance Agency, North Shore University Hospital,
                Mortgage Project Revenue Bonds, 1990 Series A, 7.200%, 11/01/20  11/02 at 102       Aaa     13,047,480

  3,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                FHA-Insured Mortgage Revenue Bonds, 1989 Series A,
                7.250%, 2/15/24                                                   2/99 at 102       Aaa      3,150,780

  8,625,000   New York State Medical Care Facilities Finance Agency, The Mary Imogene Bassett
                Hospital, Project Revenue Bonds, 1991 Series A, 7.125%, 11/01/20  5/01 at 102       Aaa      9,412,118

  1,250,000   New York City Health and Hospitals Corporation, Health System Bonds, 1993 Series A,
                5.750%, 2/15/22                                                   2/03 at 102       Aaa      1,299,463


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 6.3%

              New York State Finance Agency, Housing Project Mortgage Revenue
              Bonds, 1996 Series A Refunding:
  2,000,000     6.100%, 11/01/15                                                  5/06 at 102       Aaa      2,168,760
  3,000,000     6.125%, 11/01/20                                                  5/06 at 102       Aaa      3,247,290

  1,000,000   New York State Housing Finance Agency, Insured Multi-Family Mortgage Housing
                Revenue Bonds, 1994 Series B, 6.250%, 8/15/14                     8/04 at 102       Aaa      1,075,200

  7,790,000   New York City Housing Development Corporation, MBIA Insured Residential Revenue
                Refunding Bonds (Royal Charter Properties-East, Inc. Project), 1988 Series 1,
                7.375%, 4/01/17                                               4/98 at 101 1/2       Aaa      7,920,093

 10,000,000   New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds
                (FHA Insured Mortgage Loans), 1991 Series A, 7.350%, 6/01/19      6/01 at 102       AAA     10,695,300

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              HOUSING/SINGLE FAMILY - 2.7%

 $3,150,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds,
                Series MM-1, 7.950%, 10/01/21 (Alternative MinimumTax)            2/01 at 102       Aa2    $ 3,394,629

  6,720,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series SS,
                7.950%, 10/01/22 (Alternative MinimumTax)                        10/00 at 102       Aa2      7,131,197


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 1.9%

  2,520,000   State of New York, Various Purpose Bonds, 7.300%, 3/01/10           3/01 at 102       Aaa      2,771,521

    730,000   The City of New York, General Obligation Bonds, Fiscal 1990
                Series I, 7.250%, 8/15/17                                     8/99 at 101 1/2       Aaa        771,778

  2,250,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series A, 7.250%, 3/15/19                                     3/00 at 101 1/2       Aaa      2,407,275

  1,500,000   North Hempstead Various Purpose Serial Bonds, General Obligation Bonds, Series 1998B,
                4.750%, 3/01/18 (WI)                                              3/08 at 101       Aaa      1,416,825


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 9.5%

  1,250,000   Dormitory Authority of the State of New York, Leake and Watts Services, Inc., Insured
                Revenue Bonds, Series 1994, 6.000%, 7/01/23                       7/04 at 102       Aaa      1,340,225

  2,500,000   Dormitory Authority of the State of New York, Mental Health Services Facilities
                Improvement Revenue Bonds, Series 1997D, 5.125%, 8/15/27          8/07 at 101       Aaa      2,460,675

  1,530,000   Empire Development Corporation, New York State Urban Development Corporation,
                Correctional Capital Facilities Revenue Bonds Series 6, 5.375%, 1/01/251/06 at 102  Aaa      1,554,832

 10,500,000   New York Local Government Assistance Corporation (A Public Benefit Corporation of the
                State of New York), Series 1993C Refunding Bonds, 5.000%, 4/01/21 4/03 at 102       Aaa     10,220,175

  2,250,000   New York State Environmental Facilities Corporation, Riverbank State Park, Special
                Obligation Refunding Revenue Bonds, 1996 Series, 5.125%, 4/01/22  4/07 at 100       Aaa      2,217,915

  2,110,000   New York State Medical Care Facilities Finance Agency, Mental Health Services
                Facilities Improvement Revenue Bonds, 1992 Series B,
                6.250%, 8/15/18                                                   2/02 at 102       Aaa      2,275,276

  2,000,000   New York State Medical Care Facilities Finance Agency, Mental Health Services
                Facilities Improvement Revenue Bonds, 1994 Series E,
                6.250%, 8/15/19                                                   8/02 at 100       Aaa      2,204,440

  3,175,000   New York State Medical Care Facilities Finance Agency, Mental Health Services
                Facilities Improvement Revenue Bonds, 1995 Series A,
                6.000%, 2/15/25                                                   2/05 at 102       Aaa      3,383,661

  2,080,000   New York State Medical Care Facilities Finance Agency, Mental Health Services
                Facilities Improvement Revenue Bonds, 1993 Series F Refunding,
                5.250%, 2/15/19                                                   2/04 at 102       Aaa      2,072,034

  4,290,000   Metropolitan Transportation Authority (New York), Transit Facilities Service Contract
                Bonds,Series L, 7.500%, 7/01/17                                   7/98 at 102       Aaa      4,413,209

  5,000,000   Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991B,
                6.875%, 1/01/15                                                   1/01 at 102       Aaa      5,408,200


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 8.9%

  4,150,000   New York State Thruway Authority, General Revenue Bonds, Series C,
                6.000%, 1/01/25                                                   1/05 at 102       Aaa      4,449,962

  1,180,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1997C,
                5.375%, 7/01/27                                                   7/07 at 101       Aaa      1,201,346

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
             TRANSPORTATION - continued

 $2,625,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1997E,
                5.000%, 7/01/21                                                   7/07 at 101       Aaa    $ 2,557,879

  9,000,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Seventy-Third Series,
                6.750%, 4/15/26 (Alternative MinimumTax)                          4/01 at 101       Aaa      9,613,170

              Puerto Rico Ports Authority, Revenue Bonds, Series D:
  5,250,000     7.000%, 7/01/14 (Alternative MinimumTax)                          7/01 at 102       Aaa      5,711,423
 11,500,000     6.000%, 7/01/21 (Alternative MinimumTax)                          7/01 at 100       Aaa     11,853,855


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 39.7%

  1,150,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1986, 7.375%, 7/01/16             No Opt. Call       Aaa      1,451,450

 10,000,000   Dormitory Authority of the State of New York, City University System Consolidated
                Second General Resolution Revenue Bonds, Series 1990F, 7.500%, 7/01/20
                (Pre-refunded to 7/01/00)                                         7/00 at 102       Aaa     10,949,600

  1,000,000   Dormitory Authority of the State of New York, Cooper Union, Insured Revenue Bonds,
                Series 1990, 7.200%, 7/01/20 (Pre-refunded to 7/01/01)            7/01 at 102       Aaa      1,112,010

              Dormitory Authority of the State of New York, State University
              Educational Facilities Revenue Bonds, Series 1990C:
  5,380,000     7.000%, 5/15/18 (Pre-refunded to 5/15/00)                         5/00 at 102       Aaa      5,817,771
  9,825,000     6.125%, 5/15/20 (Pre-refunded to 5/15/00)                         5/00 at 100       Aaa     10,274,003

  2,540,000   Dormitory Authority of the State of New York, Fordham University, Insured Revenue
                Bonds, Series 1990, 7.200%, 7/01/15 (Pre-refunded to 7/01/00)     7/00 at 102       Aaa      2,764,968

  5,000,000   New York State Housing Finance Agency, State University Construction Refunding Bonds,
                1986 Series A, 7.900%, 11/01/06                                  No Opt. Call       Aaa      5,959,950

  9,500,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital
                Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                         2/00 at 102       Aaa     10,276,625

  6,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured
                Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series), 6.800%, 8/15/24
                (Pre-refunded to 2/15/05)                                         2/05 at 102       Aaa      6,958,320

 15,000,000   New York State Urban Development Corporation, Correctional Capital Facilities
                Revenue Bonds, Series 1, 7.500%, 1/01/20 (Pre-refunded to 1/01/00)1/00 at 102       Aaa     16,206,750

  5,500,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1992B,
                6.250%, 7/01/17 (Pre-refunded to 7/01/02)                         7/02 at 102       Aaa      6,050,220

              County of Nassau, New York, General Obligation Refunding Bonds:
  1,075,000     6.800%, 7/01/11 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,182,995
  1,065,000     6.800%, 7/01/12 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,171,990
  1,055,000     6.800%, 7/01/13 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,160,985
  1,045,000     6.800%, 7/01/14 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,149,981
  1,030,000     6.800%, 7/01/15 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,133,474

              The City of New York, General Obligation Bonds, Fiscal 1991 Series B:
  1,950,000     7.000%, 6/01/04 (Pre-refunded to 6/01/01)                     6/01 at 101 1/2       Aaa      2,145,039
  1,550,000     7.000%, 6/01/04                                               6/01 at 101 1/2       Aaa      1,705,605

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - continued

              The City of New York, General Obligation Bonds, Fiscal 1990 Series I:
 $  950,000     7.250%, 8/15/14                                               8/99 at 101 1/2       Aaa    $ 1,007,000
  1,270,000     7.250%, 8/15/17                                               8/99 at 101 1/2       Aaa      1,346,200

  3,030,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series A, 7.250%, 3/15/18                                     3/00 at 101 1/2       Aaa      3,256,644

 10,255,000   New York City Educational Construction Fund, Revenue Bonds, 1989 Series A,
                7.125%, 4/01/13 (Pre-refunded to 10/01/99)                   10/99 at 101 1/2       Aaa     10,909,269

              New York City Municipal Water Finance Authority, Water and Sewer
              System Revenue Bonds, Fiscal 1991 Series A:
  5,965,000     7.250%, 6/15/15 (Pre-refunded to 6/15/00)                     6/00 at 101 1/2       Aaa      6,465,583
  1,200,000     7.500%, 6/15/19 (Pre-refunded to 6/15/00)                     6/00 at 101 1/2       Aaa      1,306,992

  2,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1990 Series A, 7.375%, 6/15/09 (Pre-refunded
                to 6/15/99)                                                   6/99 at 101 1/2       Aaa      2,115,160

 11,000,000   New York City Transit Authority, Transit Facilities Revenue Bonds, Series 1990
                (Livingston Plaza Project), 7.500%, 1/01/20 (Pre-refunded to
                1/01/00)                                                          1/00 at 102       Aaa     11,884,950

  3,080,000   Suffolk County Water Authority, New York, Water System Revenue Bonds, Series 1990,
                7.100%, 6/01/10 (Pre-refunded to 6/01/99)                         6/99 at 102       Aaa      3,258,578

  9,635,000   Suffolk County Water Authority, New York, Water System Revenue Bonds, Series 1991,
                7.000%, 6/01/16 (Pre-refunded to 6/01/00)                         6/00 at 102       Aaa     10,428,634

  6,580,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series R,
                7.375%, 1/01/16 (Pre-refunded to 1/01/00)                     1/00 at 101 1/2       Aaa      7,064,748

  3,000,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series S,
                7.000%, 1/01/21 (Pre-refunded to 1/01/01)                     1/01 at 101 1/2       Aaa      3,271,050

  2,500,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,
                7.000%, 1/01/20 (Pre-refunded to 1/01/01)                         1/01 at 102       Aaa      2,737,074

  4,510,000   Triborough Bridge and Tunnel Authority, Mortgage Recording Tax Special Obligation
                Bonds, Series 1989 A, 7.125%, 1/01/19 (Pre-refunded to 1/01/00)   1/00 at 101       Aaa      4,802,247


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 10.6%

 10,000,000   New York State Energy Research and Development Authority, Electric Facilities Revenue
                Bonds, Series 1990 A (Consolidated Edison Company of New York, Inc. Project),
                7.500%, 7/01/25 (Alternative MinimumTax)                          7/99 at 101        A1     10,481,700

  5,000,000   New York State Energy Research and Development Authority, Electric Facilities Revenue
                Bonds, Series 1991 A (Consolidated Edison Company of New York, Inc. Project),
                7.500%, 1/01/26 (Alternative Minimum Tax)                         1/00 at 101        A1      5,292,850

  2,500,000   New York State Energy Research and Development Authority, Adjustable Rate Gas
                Facilities Revenue Bonds, Series 1989B (The Brooklyn Union Gas Company Project),
                6.750%, 2/01/24 (Alternative Minimum Tax)                         5/02 at 102       Aaa      2,732,900

  2,250,000   New York State Energy Research and Development Authority, Gas Facilities Revenue
                Bonds, Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25
                (Alternative Minimum Tax)                                         7/03 at 102       Aaa      2,315,430

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              UTILITIES - continued

 $3,665,000   New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds (Central Hudson Gas and Electric Corporation Projects), Series C,
                8.375%, 12/01/28 (Alternative MinimumTax)                        12/98 at 102         A    $ 3,841,580

              New York State Energy Research and Development Authority,
              Pollution Control Revenue Bonds, Series C (Rochester Gas and
              Electric Corporation Project):
  1,595,000     8.375%, 12/01/28 (Alternative Minimum Tax)                       12/98 at 102      Baa1      1,668,911
  5,000,000     8.375%, 12/01/28 (Alternative MinimumTax)                        12/98 at 102       Aaa      5,236,700

  3,000,000   New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds (Central Hudson Gas and Electric Corporation Project), 1984 Series B,
                7.375%, 10/01/14                                                 10/99 at 103       Aaa      3,221,400

  2,500,000   New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds, Series 1992B (Rochester Gas and Electric Corporation Projects),
                6.500%, 5/15/32 (Alternative Minimum Tax)                         5/02 at 102       Aaa      2,709,950

  2,000,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds,
                Series 1992 A (Consolidated Edison Company of New York, Inc. Project),
                6.750%, 1/15/27 (Alternative MinimumTax)                          1/01 at 101       Aaa      2,128,240

  2,000,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds,
                Series 1992B (Consolidated Edison Company of New York, Inc. Project),
                6.375%, 12/01/27 (Alternative MinimumTax)                        12/01 at 101       Aaa      2,143,700


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 1.8%

  2,115,000   Town of Clifton Park Water Authority (New York), Water System Revenue Bonds,
                Series 1993, 5.000%, 10/01/26                                    10/03 at 102       Aaa      2,052,480

  5,000,000   Suffolk County Water Authority, New York, Water System Revenue Bonds, Series 1994,
                5.000%, 6/01/17                                                   6/03 at 102       Aaa      4,891,100


----------------------------------------------------------------------------------------------------------------------
$364,700,000  Total Investments - (cost $358,070,027) - 97.7%                                              386,884,319
============
              Temporary Investments in Short-Term Municipal Securities - 0.4%

 $1,700,000   New York State Energy Research and Development Authority Pollution Control (Niagara
                Mohawk Power Corporation), Variable Rate Demand Bonds, 3.700%, 3/01/27+             P-1      1,700,000
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.9%                                                           7,253,006
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $395,837,325
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments (Unaudited)
                                                 Nuveen New York Select Quality
                                                 Municipal Fund, Inc. (NVN)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 14.2%

$12,000,000   Dormitory Authority of the State of New York, City University System Consolidated
                Second General Resolution Revenue Bonds, Series 1990C,
                7.000%, 7/01/14                                                   7/00 at 102       Aaa    $12,923,640

 10,930,000   Dormitory Authority of the State of New York, Ithaca College, Insured Revenue Bonds,
                Series 1991, 6.250%, 7/01/21                                      7/01 at 102       Aaa     11,731,934

 10,000,000   Dormitory Authority of the State of New York, New York University, Insured Revenue
                Bonds, Series 1991, 6.000%, 7/01/15                               7/01 at 102       Aaa     10,649,300

  3,920,000   Dormitory Authority of the State of New York, Rensselaer Polytechnic Institute, Insured
                Revenue Bonds, Series 1991, 6.500%, 7/01/06                       7/01 at 102       Aaa      4,260,648

  6,000,000   Dormitory Authority of the State of New York, St. John's University, New York, Insured
                Revenue Bonds, Series 1991, 6.875%, 7/01/11                       7/01 at 102       Aaa      6,556,440

 12,875,000   Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured
                Revenue Bonds, Series 1991, 6.750%, 7/01/15                       7/01 at 102       Aaa     14,012,506

  1,870,000   Dormitory Authority of the State of New York, Fordham University, Insured Revenue Bonds,
                Series 1990, 7.200%, 7/01/15                                      7/00 at 102       Aaa      2,021,881

  4,600,000   Dormitory Authority of the State of New York, City University System Consolidated
                Revenue Bonds, Series 1993F, 5.000%, 7/01/20                      7/03 at 100       Aaa      4,479,158

  5,000,000   Nassau County Industrial Development Agency, Civic Facility Revenue Bonds (Hofstra
                University Project-Series 1991), 6.750%, 8/01/11                  8/01 at 102       Aaa      5,453,250

  1,030,000   New York City Industrial Development Agency Civic Facility Revenue Bonds
                (Anti-Defamation League Foundation Project), Series 1997A,
                5.375%, 6/01/27                                                   6/07 at 102       Aaa      1,048,540


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 7.9%

              Dormitory Authority of the State of New York, St. Vincent's Hospital and Medical Center
              of New York, FHA-Insured Mortgage Revenue Bonds, Series 1991:
  5,000,000     7.375%, 8/01/11                                                   8/01 at 102       AAA      5,583,950
  4,150,000     7.400%, 8/01/30                                                   8/01 at 102       AAA      4,595,337

  1,245,000   Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured
                Mortgage Hospital Revenue Bonds, Series 1996B, 5.500%, 8/01/14    No Opt.Call       Aaa      1,334,030

  9,250,000   Dormitory Authority of the State of New York, The New York and Presbyterian Hospital,
                FHA-Insured Mortgage Hospital Revenue Bonds, Series 1998,
                5.000%, 8/01/32                                                   2/08 at 101       Aaa      8,940,310
  5,500,000   New York State Medical Care Facilities FInance Agency, St. Luke's-Roosevelt Hospital
                Center, FHA-Insured Mortgage Revenue Bonds, 1989 Series A,
                7.375%, 2/15/19                                                   2/00 at 102       Aaa      5,899,190

 10,755,000   New York State Medical Care Facilities Finance Agency, North Shore University
                Hospital, Mortgage Project Revenue BOnds, 1990 Series A,
                7.200%, 11/01/20                                                 11/00 at 102       Aaa     11,693,804

  2,600,000   New York City Health and Hospitals Corporation, Health System Bonds, 1993 Series A,
                5.625%, 2/15/13                                                   2/03 at 102       Aaa      2,733,458


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 6.5%

              New York State Finance Agency, Housing Project Mortgage Revenue
              Bonds, 1996 Series A Refunding:
  1,000,000     6.100%, 11/01/15                                                  5/06 at 102       Aaa      1,084,380
  4,000,000     6.125%, 11/01/20                                                  5/06 at 102       Aaa      4,329,720

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              HOUSING/MULTIFAMILY - continued

$ 5,000,000   New York State Urban Development Corporation, Section 236 Revenue Bonds, Series 1992A,
                6.750%, 1/01/26                                                   1/02 at 102       Aaa    $ 5,481,150

  4,000,000   New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds
                (FHA Insured Mortgage Loans), 1991 Series A, 7.350%, 6/01/19      6/01 at 102       AAA      4,278,120

 15,000,000   Pass-Through Certificates of New York City, HDC Multifamily Housing, Limited Obligation
                Bonds, Series 1991A, 6.500%, 2/20/19                             11/03 at 100       Aaa     18,067,350


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 3.2%

              State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV:
  9,820,000     7.375%, 10/01/11 (Alternative Minimum Tax)                       10/01 at 102       Aa2     10,522,523
  2,070,000     7.375%, 10/01/11 (Alternative MinimumTax)                        10/01 at 102       Aaa      2,224,919

  1,500,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 43,
                6.450%, 10/01/17                                                  9/04 at 102       Aaa      1,628,685

  2,345,000   State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth Series A,
                6.875%, 4/01/17                                                   4/98 at 101       Aaa      2,373,492


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 7.3%

              State of New York, Serial Bonds:
  4,055,000     6.750%, 8/01/08                                                   8/01 at 102       Aaa      4,445,172
  4,055,000     6.750%, 8/01/10                                                   8/01 at 102       Aaa      4,427,898

  1,200,000   Town of Brookhaven, Suffolk County, New York, Various Purposes Serial Bonds, 1991
                Series B, 6.400%, 10/01/11                                       10/02 at 102       Aaa      1,314,840

              City of Buffalo, New York, Refunding Serial Bonds-1991:
    530,000     6.250%, 2/01/11                                                   2/01 at 101       Aaa        561,805
    760,000     6.250%, 2/01/13                                                   2/01 at 101       Aaa        805,608
    760,000     6.250%, 2/01/15                                                   2/01 at 101       Aaa        804,148

    870,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Fixed Rate Bonds,
                Subseries C-1, 6.250%, 8/01/10                                8/02 at 101 1/2       Aaa        944,333

    235,000   The City of New York, General Obligation Bonds, 1992 Series C,
                6.625%, 8/01/14                                               8/02 at 101 1/2       Aaa        259,503

  3,100,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series A, 7.250%, 3/15/19                                     3/00 at 101 1/2       Aaa      3,316,690

  2,000,000   The City of New York, General Obligation Bonds, Fiscal 1998
                Series H, 5.125%, 8/01/25 (WI)                                    8/08 at 101       Aaa      1,949,620

  4,500,000   North Hempstead Various Purpose Serial Bonds, General Obligation Bonds, Series 1998B,
                4.750%, 3/01/18 (WI)                                              3/08 at 101       Aaa      4,250,475

              Rensselaer County, New York, General Obligation Serial Bonds, Series 1991:
    960,000     6.700%, 2/15/16                                                  No Opt. Call       Aaa      1,163,088
    960,000     6.700%, 2/15/17                                                  No Opt. Call       Aaa      1,167,379
    960,000     6.700%, 2/15/18                                                  No Opt. Call       Aaa      1,173,926
    960,000     6.700%, 2/15/19                                                  No Opt. Call       Aaa      1,175,866
    960,000     6.700%, 2/15/20                                                  No Opt. Call       Aaa      1,181,664
    747,000     6.700%, 2/15/21                                                  No Opt. Call       Aaa        923,778

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/GENERAL - continued

              County of Suffolk, New York, Public Improvement Bonds, 1991 Series A:
 $  790,000     6.500%, 10/01/11                                                 10/01 at 102       Aaa    $   866,440
    745,000     6.500%, 10/01/12                                                 10/01 at 102       Aaa        817,086
    720,000     6.500%, 10/01/13                                                 10/01 at 102       Aaa        789,667
    730,000     6.500%, 10/01/14                                                 10/01 at 102       Aaa        800,635
    735,000     6.500%, 10/01/15                                                 10/01 at 102       Aaa        806,119
    250,000     6.500%, 10/01/16                                                 10/01 at 102       Aaa        274,190
    245,000     6.500%, 10/01/17                                                 10/01 at 102       Aaa        268,706
    245,000     6.500%, 10/01/18                                                 10/01 at 102       Aaa        268,706
    240,000     6.500%, 10/01/19                                                 10/01 at 102       Aaa        263,222

              County of Suffolk, New York, Public Improvement Bonds, 1991 Series B:
    265,000     6.500%, 10/01/11                                                 10/01 at 102       Aaa        290,641
    265,000     6.500%, 10/01/12                                                 10/01 at 102       Aaa        290,641
    270,000     6.500%, 10/01/13                                                 10/01 at 102       Aaa        296,125
    275,000     6.500%, 10/01/14                                                 10/01 at 102       Aaa        301,609
    280,000     6.500%, 10/01/15                                                 10/01 at 102       Aaa        307,093
    275,000     6.500%, 10/01/16                                                 10/01 at 102       Aaa        301,609
    280,000     6.500%, 10/01/17                                                 10/01 at 102       Aaa        307,093
    285,000     6.500%, 10/01/19                                                 10/01 at 102       Aaa        312,577


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 14.4%

  5,000,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1991A, 9.500%, 4/15/14        5/98 at 116 9/32      Baa1      5,834,300

  5,000,000   Dormitory Authority of the State of New York, Leake and Watts Services, Inc., Insured
                Revenue Bonds, Series 1994, 6.000%, 7/01/23                       7/04 at 102       Aaa      5,360,900

 10,400,000   Empire Development Corporation, New York State Urban Development Corporation,
                Correctional Capital Facilities Revenue Bonds Series 6, 5.375%, 1/01/251/06 at 102  Aaa     10,568,792

  4,000,000   New York Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series A, 5.500%, 8/15/21         2/02 at 100       Aaa      4,049,720

  2,000,000   New York State Environmental Facilities Corporation, Riverbank State Park, Special
                Obligation Refunding Revenue Bonds, 1996 Series, 5.125%, 4/01/22  4/07 at 100       Aaa      1,971,480

  5,625,000   New York State Medical Care Facilities FInance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series B, 6.250%, 8/15/18         2/02 at 102       Aaa      6,065,606

  2,040,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1989 Series C, 7.375%, 8/15/19         8/99 at 102       Aaa      2,165,521

  2,250,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1995 Series A, 6.000%, 2/15/25         2/05 at 102       Aaa      2,397,870

  1,000,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1993 Series D, 5.250%, 8/15/23         8/03 at 102       Aaa        994,380

  1,720,000   New York State Urban Development Corporation, Youth Facilities Revenue Bonds,
                Series 1994, 5.700%, 4/01/14                                      4/04 at 102       Aaa      1,792,842

  1,000,000   Battery Park City Authority, Senior Revenue Refunding Bonds, Series 1993A,
                5.250%, 11/01/17                                                 11/03 at 102       Aaa      1,001,810

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/LIMITED - continued

$12,000,000   Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991A,
                6.625%, 1/01/17                                                   1/01 at 102       Aaa    $12,902,880

              Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991B:
 14,000,000     7.100%, 1/01/10                                                   1/01 at 102       Aaa     15,269,660
  3,500,000     6.875%, 1/01/15                                                   1/01 at 102       Aaa      3,785,740


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 5.8%

  1,000,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1996A,
                6.000%, 7/01/21                                                   7/06 at 102       Aaa      1,082,690

  5,000,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series K,
                6.250%, 7/01/11                                               7/02 at 101 1/2       Aaa      5,414,900

  7,900,000   Monroe County Airport Authority, Greater Rochester International Airport Revenue Bonds,
                Series 1989, 7.250%, 1/01/19 (Alternative Minimum Tax)            1/00 at 102       Aaa      8,418,161

  3,800,000   New York City Industrial Development Agency, Amended and Restated Industrial
                Development Revenue Bonds (1991 Japan Airlines Company, Ltd. Project),
                6.000%, 11/01/15 (Alternative Minimum Tax)                       11/04 at 102       Aaa      4,063,454

 10,000,000   The Port Authority of New York, and New Jersey, Consolidated Bonds, Seventy-Sixth
                Series, 6.500%, 11/01/26 (Alternative MinimumTax)                11/01 at 101       AA-     10,753,600


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 27.2%

  5,000,000   Dormitory Authority of the State of New York, State University Educational Facilities,
                Revenue Bonds, Series 1989B, 7.250%, 5/15/15 (Pre-refunded
                to 5/15/00)                                                       5/00 at 102       Aaa      5,432,050

  1,000,000   Dormitory Authority of the State of New York, State University Educational Facilities
                Revenue Bonds, Series 1990C, 7.000%, 5/15/18 (Pre-refunded
                to 5/15/00)                                                       5/00 at 102       Aaa      1,081,370

  5,000,000   Dormitory Authority of the State of New York, State University Educational Facilities,
                Revenue Bonds, Series 1991A, 6.750%, 5/15/21 (Pre-refunded
                to 5/15/02)                                                       5/02 at 102       Aaa      5,583,150

 10,380,000     Dormitory Authority of the State of New York, Fordham
                University, Insured Revenue Bonds, Series 1990, 7.200%, 7/01/15
                (Pre-refunded to 7/01/00)                                         7/00 at 102       Aaa     11,299,357

  8,945,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital
                Center, FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                         2/00 at 102       Aaa      9,676,254

  7,815,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1989 Series C, 7.375%, 8/15/19
                (Pre-refunded to 8/15/99)                                         8/99 at 102       Aaa      8,342,356

  5,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital, FHA-Insured
                Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series), 6.800%, 8/15/24
                (Pre-refunded to 2/15/05)                                         2/05 at 102       Aaa      5,798,600

  5,000,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1992B,
                6.250%, 7/01/17 (Pre-refunded to 7/01/02)                         7/02 at 102       Aaa      5,500,200

  6,500,000   Metropolitan Transportation Authority, Commuter Facilities Service Contract Bonds,
                Series K, 7.500%, 7/01/17 (Pre-refunded to 7/01/98)               7/98 at 102       Aaa      6,690,840

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - continued

$ 4,130,000   The City of New York, General Obligation Bonds, Fiscal 1992 C, Fixed Rate Bonds,
                Subseries C-1, 6.250%, 8/01/10 (Pre-refunded to 8/01/02)      8/02 at 101 1/2       Aaa    $ 4,531,808

  4,765,000   The City of New York, General Obligation Bonds, 1992 Series C, 6.625%, 8/01/14
                (Pre-refunded to 8/01/02)                                     8/02 at 101 1/2       Aaa      5,298,871

  1,500,000   The City of New York, General Obligation Bonds, Fiscal 1991
                Series A, 7.250%, 3/15/18                                     3/00 at 101 1/2       Aaa      1,612,200

  3,000,000   The City of New York, General Obligation Bonds, Fiscal 1990
                Series B, 7.000%, 10/01/19                                       10/99 at 100       Aaa      3,129,540

              New York City Educational Construction Fund,Revenue Bonds, 1989 Series A:
  1,700,000     7.000%, 10/01/06 (Pre-refunded to 10/01/99)                  10/99 at 101 1/2       Aaa      1,805,400
 12,500,000     7.125%, 4/01/13 (Pre-refunded to 10/01/99)                   10/99 at 101 1/2       Aaa     13,297,500

  3,200,000   New York Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
                Fiscal 1991 Series A, 7.500%, 6/15/19 (Pre-refunded
                to 6/15/00)                                                   6/00 at 101 1/2       Aaa      3,485,312

  5,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1991 Series C, 7.000%, 6/15/16 (Pre-refunded
                to 6/15/01)                                                   6/01 at 101 1/2       Aaa      5,503,850

  5,350,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1990 Series A, 6.750%, 6/15/14 (Pre-refunded
                to 6/15/99)                                                   6/99 at 101 1/2       Aaa      5,620,336

  2,780,000   New York City Transit Authority, Transit Facilities Revenue Bonds, Series 1990
                (Livingston Plaza Project), 7.500%, 1/01/20 (Pre-refunded
                to 1/01/00)                                                       1/00 at 102       Aaa      3,003,651

  5,000,000   The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,
                Series 1991A (The American Museum of Natural History), 6.900%, 4/01/21
                (Pre-refunded to 4/01/01)                                         4/01 at 102       Aaa      5,493,850

  5,000,000   The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,
                Series 1991A (The Museum of Modern Art), 6.625%, 1/01/19
                (Pre-refunded to 1/01/02)                                         1/02 at 102       Aaa      5,521,100

 17,945,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T:
                7.000%, 1/01/20 (Pre-refunded to 1/01/01)                         1/01 at 102       Aaa     19,646,724

  2,500,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series P,
                6.500%, 1/01/15 (Pre-refunded to 1/01/99)                     1/99 at 101 1/2       Aaa      2,589,800


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 10.1%

 13,275,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1991B, 7.000%, 4/15/16             4/01 at 102       Aaa     14,487,008

 14,000,000   New York State Energy Research and Development Authority, Electric Facilities Revenue
                Bonds, Series 1991 A (Consolidated Edison Company of New York, Inc. Project),
                7.500%, 1/01/26 (Alternative Minimum Tax)                         1/00 at 101        A1     14,819,980

 11,000,000   New York State Energy Research and Development Authority, Adjustable Rate Gas
                Facilities Revenue Bonds, Series 1989B (The Brooklyn Union Gas Company Project),
                6.750%, 2/01/24 (Alternative Minimum Tax)                         5/02 at 102       Aaa     12,024,760

  3,000,000   New York State Energy Research and Development Authority, Pollution Control Refunding
                Revenue Bonds (Niagara Mohawk Power Corporation Project), 1991 Series A,
                6.625%, 10/01/13                                                 10/01 at 102       Aaa      3,259,740

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              UTILITIES - continued

$ 1,000,000   New York State Energy Research and Development Authority, Adjustable Rate Pollution
                Control Revenue Bonds (New York State Electric and Gas Corporation Project), 1987
                Series A, 6.150%, 7/01/26 (Alternative Minimum Tax)               7/05 at 102       Aaa    $ 1,078,660

  2,500,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds,
                Series 1992 A (Consolidated Edison Company of New York, Inc. Project),
                6.750%, 1/15/27 (Alternative Minimum Tax)                         1/01 at 101       Aaa      2,660,300

  3,500,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds,
                Series 1992B (Consolidated Edison Company of New York, Inc. Project),
                6.375%, 12/01/27 (Alternative Minimum Tax)                       12/01 at 101       Aaa      3,751,475


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 2.6%

  5,000,000   New York State Environmental Facilities Corporation, State Water Pollution Control
                Revolving Fund Revenue Bonds, Series 1991 B (Pooled
                Loan Issue), 7.100%, 9/15/11                                      9/00 at 102       Aaa      5,430,050

  1,300,000   New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds,
                Series 1992 (The New Rochelle Water Company Project), 6.400%, 12/01/24
                (Alternative Minimum Tax)                                         6/02 at 102       Aaa      1,410,253

  1,600,000   New York City, Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Series A, 5.125%, 6/15/21                                  6/07 at 101       Aaa      1,577,440

  5,000,000   New York City, Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1998 Series B, 5.125%, 6/15/30                      6/07 at 101       Aaa      4,910,600


----------------------------------------------------------------------------------------------------------------------
 $473,387,000 Total Investments - (cost $468,656,627) - 99.2%                                              510,584,358
=============
              Temporary Investments in Short-Term Municipal Securities - 0.1%

$     700,000 New York State Energy Research and Development Authority Pollution Control (Niagara
=============   Mohawk Power Corporation), Variable Rate Demand Bonds, 3.700%, 3/01/27+             P-1        700,000
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.7%                                                           3,525,803
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $514,810,161
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments (Unaudited)
                                                 Nuveen New York Quality
                                                 Income Municipal Fund, Inc. (NUN)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 18.0%

$ 2,000,000   Dormitory Authority of the State of New York, City University System Consolidated
                Revenue Bonds, Third General Resolution, 1998 Series 1,
                5.000%, 7/01/26 (WI)                                              7/08 at 102       Aaa    $ 1,932,340

  5,455,000   Dormitory Authority of the State of New York, City University System Consolidated
                Second General Resolution Revenue Bonds, Series 1990C,
                7.000%, 7/01/14                                                   7/00 at 102       Aaa      5,874,871

  1,000,000   Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured
                Revenue Bonds, Series 1991, 6.750%, 7/01/15                       7/01 at 102       Aaa      1,088,350

              Dormitory Authority of the State of New York, Hamilton College,
              Insured Revenue Bonds, Series 1991:
  2,000,000     6.500%, 7/01/11                                                   7/01 at 102       Aaa      2,162,980
  7,750,000     6.500%, 7/01/21                                                   7/01 at 102       Aaa      8,376,665

  1,000,000   Dormitory Authority of the State of New York, State University Educational Facilities
                Revenue Bonds, Series 1990B, 7.000%, 5/15/16                      5/00 at 102       Aaa      1,073,900

  7,250,000   Dormitory Authority of the State of New York, The New York Public Library, Insured
                Revenue Bonds, Series 1992A, 5.875%, 7/01/22                      7/02 at 102       Aaa      7,633,960

  7,515,000   Dormitory Authority of the State of New York, Marist College, Insured Revenue Bonds,
                Series 1992, 6.000%, 7/01/22                                      7/02 at 102       Aaa      8,073,440

  1,000,000   Dormitory Authority of the State of New York, City University System Consolidated Second
                General Resolution Revenue Bonds, Series 1993A, 5.750%, 7/01/18  No Opt. Call       Aaa      1,100,130

  1,970,000   Dormitory Authority of the State of New York, University of Rochester, Strong Memorial
                Hospital Revenue Bonds, Series 1994, 5.900%, 7/01/17              7/04 at 102       Aaa      2,092,869

  1,000,000   Dormitory Authority of the State of New York, Fordham University, Insured Revenue Bonds,
                Series 1994, 5.500%, 7/01/23                                      7/04 at 102       Aaa      1,027,260

  3,700,000   Dormitory Authority of the State of New York, City University System Consolidated Third
                General Resolution Revenue Bonds, 1994 Series 1, 6.300%, 7/01/24  7/04 at 102       Aaa      4,104,336

  1,240,000   Dormitory Authority of the State of New York, Sarah Lawrence College, Revenue Bonds,
                Series 1995, 6.000%, 7/01/24                                      7/05 at 102       Aaa      1,333,682

  1,250,000   Dormitory Authority of the State of New York, St. John University, Insured Revenue
                Bonds, Series 1996, 5.600%, 7/01/16                               7/06 at 102       Aaa      1,311,725

  4,625,000   Dormitory Authority of the State of New York, Barnard College, Insured Revenue Bonds,
                Series 1996, 5.250%, 7/01/26                                      7/07 at 101       Aaa      4,636,285

  9,250,000   Dormitory Authority of the State of New York, Ithaca College, Insured Revenue Bonds,
                Series 1997, 5.250%, 7/01/26                                      7/07 at 102       Aaa      9,272,570

  3,215,000   County of Monroe Industrial Development Agency (Monroe County, New York), 1986
                Industrial Development Revenue Bonds (Wilmur Associates Facility), Eastman Place
                Remarketing, 7.250%, 12/01/16 (Alternative MinimumTax)           12/99 at 103       Aaa      3,457,057

  5,000,000   The Trust for Cultural Resources of The City of New York, New York Botanical Garden
                Recreational Facilities Improvements, 5.800%, 7/01/26             7/06 at 101       Aaa      5,289,100

  7,250,000   The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,
                Series 1996A (The Museum of Modern Art), 5.500%, 1/01/21          1/07 at 102       Aaa      7,493,165

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - continued

 $14,500,000  The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A
                (American Museum of Natural History), 5.650%, 4/01/27             4/07 at 101       Aaa    $15,172,800

  4,775,000   New York City Industrial Development Agency Civic Facility Revenue Bonds (Trinity
                Episcopal School Corporation Project), 5.250%, 6/15/27            6/07 at 102       Aaa      4,786,651


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 4.5%

  7,500,000   Dormitory Authority of the State of New York, The New York and Presbyterian Hospital,
                FHA-Insured Mortgage Hospital Revenue Bonds, Series 1998, 4.750%, 8/01/272/08 at 101Aaa      7,005,075

  3,320,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                FHA-Insured Mortgage Revenue Bonds, 1989 Series A, 7.250%, 2/15/092/99 at 102       Aaa      3,478,165

  5,350,000   New York State Medical Care Facilities Finance Agency, Sisters of Charity Hospital of
                Buffalo Project Revenue Bonds, 1991 Series A, 6.625%, 11/01/18   11/01 at 102       Aaa      5,807,746

  1,500,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                FHA-Insured Mortgage Revenue Bonds, 1992 Series A, 6.700%, 8/15/238/02 at 102        AA      1,629,885

  1,000,000   New York State Medical Care Facilities Finance Agency, St. Mary's Hospital (Rochester)
                Mortgage Project Revenue Bonds, 1994 Series A Refunding, 6.200%, 11/01/1411/03 at 102Aaa     1,093,470

  2,000,000   New York State Medical Care Facilities Finance Agency, Health Center Projects Revenue
                Bonds (Secured Mortgage Program), 1995 Series A, 6.375%, 11/15/1911/05 at 102       Aaa      2,259,340

  3,000,000   New York State Medical Care Facilities Finance Agency, Montefiore Medical Center
                FHA-Insured Mortgage Revenue Bonds, 1995 Series A, 5.750%, 2/15/252/05 at 102       Aaa      3,139,740


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 8.2%

  1,700,000   New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996
                Series A Refunding, 6.125%, 11/01/20                              5/06 at 102       Aaa      1,840,131

  1,600,000   New York State Housing Finance Agency, Insured Multi-Family Mortgage Housing
                Revenue Bonds, 1994 Series B, 6.250%, 8/15/14                     8/04 at 102       Aaa      1,720,320

              New York State Urban Development Corporation, Section 236 Revenue Bonds, Series 1992A:
  5,515,000     6.700%, 1/01/12                                                   1/02 at 102       Aaa      6,040,304
 17,995,000     6.750%, 1/01/26                                                   1/02 at 102       Aaa     19,726,659

 12,475,000   Pass-Through Certificates of New York City Housing Development Corporation,
                Multifamily Housing, Limited Obligation Bonds, Series 1991A,
                6.500%, 2/20/19                                                  11/03 at 100       Aaa     15,026,013


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 0.6%

    985,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV,
                7.250%, 10/01/07 (Alternative Minimum Tax)                       10/01 at 102       Aaa      1,053,871

  2,000,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 33,
                5.400%, 10/01/17                                                  3/04 at 102       Aaa      2,045,120


----------------------------------------------------------------------------------------------------------------------
              LONG TERM CARE - 0.4%

  2,000,000   Dormitory Authority of the State of New York, United Cerebral Palsy of New York City, Inc.,
                Insured Revenue Bonds, Series 1996, 5.500%, 7/01/24               7/06 at 102       Aaa      2,064,680

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/GENERAL - 1.6%

 $1,000,000   County of Erie, New York, General Obligation Bonds-1995 Series B,
                5.625%, 6/15/20                                               6/05 at 101 1/2       Aaa    $ 1,038,850

    200,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Subseries C-1,
                6.625%, 8/01/15                                               8/02 at 101 1/2       Aaa        219,602

    360,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series H, 7.100%, 2/01/10                                     2/02 at 101 1/2       Aaa        398,930

  5,000,000   The City of New York, General Obligation Bonds, Fiscal 1998
                Series H, 5.125%, 8/01/25 (WI)                                    8/08 at 101       Aaa      4,874,050

    525,000   City of Yonkers, New York, General Obligation Serial
                Bonds-1992-A, 6.500%, 2/15/07                                     2/02 at 102       Aaa        575,857

  1,390,000   City of Yonkers, New York, General Obligation Serial
                Bonds-1992-B, 6.500%, 2/15/07                                     2/02 at 102       Aaa      1,532,267


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 20.8%

  5,375,000   Dormitory Authority of the State of New York, Leake and Watts Services, Inc., Insured
                Revenue Bonds, Series 1994, 6.000%, 7/01/23                       7/04 at 102       Aaa      5,762,968

  2,200,000   Dormitory Authority of the State of New York, Mental Health Services, Facilities
                Improvement Revenue Bonds, Series 1996B, 5.125%, 8/15/21          2/06 at 102       Aaa      2,165,988

 10,000,000   New York Local Government Assistance Corporation, Series 1993 B, Refunding Bonds,
                5.000%, 4/01/23                                                   4/04 at 100       Aaa      9,722,000

  4,445,000   New York Local Government Assistance Corporation (A Public Benefit Corporation of the
                State of New York), Series 1993C Refunding Bonds, 5.000%, 4/01/21 4/03 at 102       Aaa      4,326,541

  6,500,000   New York Local Government Assistance Corporation, Series 1997B Refunding Bonds,
                4.875%, 4/01/20                                                   4/08 at 101       Aaa      6,249,750

              New York Medical Care Facilities Finance Agency, Mental Health
              Services Facilities Improvement Revenue Bonds, 1992 Series A:
  7,495,000     6.375%, 8/15/10                                                   2/02 at 102       Aaa      8,123,381
 15,675,000     6.375%, 8/15/17                                                  12/02 at 102       Aaa     16,981,511

  5,250,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1993 Series F Refunding, 5.250%, 2/15/192/04 at 102      Aaa      5,229,893

  8,900,000   New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,
                Series F, 6.500%, 1/01/19                                     1/99 at 101 1/2       Aaa      9,219,688

  3,000,000   New York State Urban Development Corporation, Youth Facilities Revenue Bonds,
                Series 1994, 5.700%, 4/01/14                                      4/04 at 102       Aaa      3,127,050

 15,000,000   Metropolitan Transportation Authority, Transit Facilities 1987 Service Contract Bonds,
                Series 5, 6.500%, 7/01/16                                         7/01 at 102       Aaa     16,212,900

 24,000,000   Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991B,
                6.875%, 1/01/15                                                   1/01 at 102       Aaa     25,959,360


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 8.6%

  4,000,000   New York State Thruway Authority, General Revenue Bonds,
                Series A, 5.750%, 1/01/19                                         1/02 at 102       Aaa      4,158,080

  3,000,000   Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Revenue Bonds, Series
                1995, 5.750%, 1/01/25                                             1/05 at 101       Aaa      3,145,290

  3,000,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1996A,
                6.000%, 7/01/16                                                   7/06 at 102       Aaa      3,248,070

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TRANSPORTATION - continued

 $3,500,000   Monroe County Airport Authority, Greater Rochester International Airport Revenue Bonds,
                Series 1989, 7.250%, 1/01/19 (Alternative Minimum Tax)            1/00 at 102       Aaa    $ 3,729,565

  2,150,000   New York City Industrial Development Agency, Amended and Restated Industrial
                Development Revenue Bonds (1991 Japan Airlines Company, Ltd. Project),
                6.000%, 11/01/15 (Alternative Minimum Tax)                       11/04 at 102       Aaa      2,299,060

  1,000,000   Niagara Frontier Transportation Authority (Greater Buffalo International Airport), Airport
                Revenue Bonds, Series 1994A, 6.250%, 4/01/24 (Alternative Minimum Tax)4/04 at 102   Aaa      1,082,230

 10,000,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Seventy-First Series,
                6.500%, 1/15/26                                                   1/01 at 101       Aaa     10,638,700

 10,000,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Seventy-Sixth Series,
                6.500%, 11/01/26 (Alternative Minimum Tax)                       11/01 at 101       Aaa     10,746,700

  7,000,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series X,
                6.500%, 1/01/19                                               1/02 at 101 1/2       Aaa      7,584,080


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 22.6%

  3,520,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1986, 7.375%, 7/01/16             No Opt. Call       Aaa      4,442,698

  1,000,000   Dormitory Authority of the State of New York, State University Educational Facilities Revenue
                Bonds, Series 1989A, 7.125%, 5/15/17 (Pre-refunded to 5/15/99)    5/99 at 102       Aaa      1,056,900

  6,450,000   Dormitory Authority of the State of New York, City University System Consolidated Second
                General Resolution Revenue Bonds, Series 1990F, 7.500%, 7/01/20 (Pre-refunded
                to 7/01/00)                                                       7/00 at 102       Aaa      7,062,492

 10,000,000   Dormitory Authority of the State of New York, State University Educational Facilities Revenue
                Bonds, Series 1990C, 7.000%, 5/15/18 (Pre-refunded to 5/15/00)    5/00 at 102       Aaa     10,813,700

  3,000,000   Dormitory Authority of the State of New York, State University Educational Facilities, Revenue
                Bonds, Series 1991A, 6.750%, 5/15/21 (Pre-refunded to 5/15/02)    5/02 at 102       Aaa      3,349,890

      5,000   New York Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series A, 6.375%, 8/15/10
                (Pre-refunded to 2/15/02)                                         2/02 at 102       Aaa          5,482

  1,030,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital
                Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                         2/00 at 102       Aaa      1,114,203

  1,000,000   New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,
                Series G, 7.250%, 1/01/14 (Pre-refunded to 1/01/00)               1/00 at 102       Aaa      1,076,250

  3,100,000   New York State Urban Development Corporation, Correctional Capital Facilities Revenue
                Bonds, Series 1, 7.500%, 1/01/20 (Pre-refunded to 1/01/00)        1/00 at 102       Aaa      3,349,395

  3,110,000   Power Authority of the State of New York, General Purpose Bonds, Series Z,
                6.500%, 1/01/19 (Pre-refunded to 1/01/02)                         1/02 at 102       Aaa      3,420,750

  1,980,000   Town of Clifton Park Water Authority (New York), Water System Revenue Bonds, 1991
                Series A, 6.375%, 10/10/26 (Pre-refunded to 10/01/02)            10/02 at 102       Aaa      2,196,810

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - continued

 $24,155,000  Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series J,
                6.500%, 7/01/18 (Pre-refunded to 7/01/02)                         7/02 at 102       Aaa    $26,804,804

              County of Nassau, New York, General Obligation Serial Bonds:
  1,410,000     6.100%, 11/15/07 (Pre-refunded to 11/15/01)                      11/01 at 103       Aaa      1,543,230
  1,260,000     6.375%, 11/15/09 (Pre-refunded to 11/15/01)                      11/01 at 103       Aaa      1,390,624
  1,495,000     6.100%, 11/15/09 (Pre-refunded to 11/15/01)                      11/01 at 103       Aaa      1,636,262
  1,285,000     6.375%, 11/15/10 (Pre-refunded to 11/15/01)                      11/01 at 103       Aaa      1,418,216
  1,000,000     6.100%, 11/15/10 (Pre-refunded to 11/15/01)                      11/01 at 103       Aaa      1,094,490

 19,800,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Subseries C-1,
                6.625%, 8/01/15 (Pre-refunded to 8/01/02)                     8/02 at 101 1/2       Aaa     22,018,392

  2,140,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series H, 7.100%, 2/01/10
                (Pre-refunded to 2/01/02)                                     2/02 at 101 1/2       Aaa      2,391,706

  5,090,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1990 Series A, 6.750%, 6/15/14
                (Pre-refunded to 6/15/99)                                     6/99 at 101 1/2       Aaa      5,347,198

  1,090,000   New York City, Municipal Water Finance Authority, Water and Sewer Revenue Bonds,
                Fiscal 1992 Series A, 6.750%, 6/15/16 (Pre-refunded to 6/15/01)   6/01 at 101       Aaa      1,187,620

  4,700,000   Niagara Falls Bridge Commission, Toll Bridge System Revenue Bonds, Series 1992,
                6.125%, 10/01/19 (Pre-refunded to 10/01/02)                      10/02 at 102       Aaa      5,166,804

  2,500,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series S,
                7.000%, 1/01/21 (Pre-refunded to 1/01/01)                     1/01 at 101 1/2       Aaa      2,725,875

  3,000,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,
                7.000%, 1/01/20 (Pre-refunded to 1/01/01)                         1/01 at 102       Aaa      3,284,490

  5,800,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series W,
                6.750%, 1/01/22 (Pre-refunded to 1/01/02)                     1/02 at 101 1/2       Aaa      6,404,534

  2,500,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series P,
                6.500%, 1/01/15 (Pre-refunded to 1/01/99)                     1/99 at 101 1/2       Aaa      2,589,800


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 10.2%

              New York State Energy Research and Development Authority, Electric Facilities Revenue
              Bonds, Series 1989 C(Consolidated Edison Company of New York, Inc. Project):
  5,000,000     7.250%, 11/01/24 (Alternative e Minimum Tax)                     11/98 at 101       Aaa      5,139,050
 10,000,000     7.250%, 11/01/24 (Alternative Minimum Tax)                       11/98 at 101        A1     10,275,100

  6,000,000   New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities
                Revenue Bonds, Series 1989A (The Brooklyn Union Gas Company Project),
                6.750%, 2/01/24 (Alternative Minimum Tax)                         5/02 at 102       Aaa      6,557,100

  1,500,000   New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds,
                Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25 (Alternative
                Minimum Tax)                                                      7/03 at 102       Aaa      1,543,620

 12,000,000   New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds, Series 1992B (Rochester Gas and Electric Corporation Projects), 6.500%, 5/15/32
                (Alternative Minimum Tax)                                         5/02 at 102       Aaa     13,007,760

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              UTILITIES - continued

 $9,000,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds,
                Series 1992B(Consolidated Edison Company of New York, Inc. Project), 6.375%, 12/01/27
                (Alternative Minimum Tax)                                        12/01 at 101       Aaa    $ 9,646,650

  1,715,000   Power Authority of the State of New York, General Purpose Bonds,
                Series Z, 6.500%, 1/01/19                                         1/02 at 102       Aaa      1,862,266

  5,000,000   Power Authority of the State of New York, General Purpose Bonds,
                Series Y, 6.000%, 1/01/20                                         1/01 at 100       Aaa      5,187,650

  1,650,000   Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds (1985 Facility -
                Series B(1994)), 7.250%, 7/01/11 (Alternative Minimum Tax)       No Opt. Call       Aaa      2,034,516


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 3.8%

              New York City Municipal Water Finance Authority, Water and Sewer
              System Revenue Bonds, Fiscal 1992 Series A:
  8,410,000     6.750%, 6/15/16                                                   6/01 at 101       Aaa      9,072,540
  9,770,000     6.250%, 6/15/21                                                   6/01 at 100       Aaa     10,325,034

  1,000,000   Western Nassau County Water Authority, System Revenue Bonds, Series 1995,
                5.650%, 5/01/26                                                   5/06 at 102       Aaa      1,043,690


----------------------------------------------------------------------------------------------------------------------
$503,115,000  Total Investments - (cost $497,244,626) - 99.3%                                              538,164,607
============
              Temporary Investments in Short-Term Municipal Securities - 0.1%

$    400,000  The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate Demand
============    Bonds, 3.700%, 8/15/05+                                                          VMIG-1        400,000
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.6%                                                           3,425,427
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $541,990,034
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments (Unaudited)
                                                 Nuveen Insured New York Premium Income
                                                 Municipal Fund, Inc. (NNF)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 20.3%

$ 4,500,000   Dormitory Authority of the State of New York, City University System Consolidated
                Second General Resolution Revenue Bonds, Series 1990C,
                7.000%, 7/01/14                                                   7/00 at 102       Aaa    $ 4,846,365

  2,000,000   Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds,
                Series 1991, 6.000%, 7/01/15                                      7/01 at 102       Aaa      2,129,860

  2,500,000   Dormitory Authority of the State of New York, The New York Public Library, Insured Revenue
                Bonds, Series 1992A, 5.875%, 7/01/22                              7/02 at 102       Aaa      2,632,400

  2,500,000   Dormitory Authority of the State of New York, State University Educational Facilities,
                Revenue Bonds, Series 1995A, 6.000%, 5/15/22                      5/03 at 102       Aaa      2,673,850

  2,000,000   Dormitory Authority of the State of New York, City University System Consolidated Second
                General Resolution Revenue Bonds, Series 1993A, 5.750%, 7/01/18  No Opt. Call       Aaa      2,200,260

  2,450,000   Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured
                Revenue Bonds, Series 1994A, 5.000% 7/01/21                       7/04 at 102       Aaa      2,368,097

  1,000,000   Dormitory Authority of the State of New York, University of Rochester, Strong Memorial
                Hospital Revenue Bonds, Series 1994, 5.500%, 7/01/21              7/04 at 102       Aaa      1,023,870

  2,000,000   Dormitory Authority of the State of New York, St. John University, Insured Revenue Bonds,
                Series 1996, 5.600%, 7/01/16                                      7/06 at 102       Aaa      2,098,760

  3,000,000   Dormitory Authority of the State of New York, New School for Social Research, Insured
                Revenue Bonds, Series 1997, 5.750%, 7/01/26                       7/07 at 102       Aaa      3,178,290

  2,000,000   County of Monroe County Industrial Development Agency, Civic Facility Revenue Bonds
                (Nazareth College of Rochester Project), Series 1995,
                6.000%, 6/01/20                                                   6/05 at 102       Aaa      2,150,040

  5,460,000   The Trust for Cultural Resources of The City of New York, New York Botanical Garden
                Recreational Facilities Improvements, 5.800%, 7/01/26             7/06 at 101       Aaa      5,775,697

  1,250,000   The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,
                Series 1996A (The Museum of Modern Art), 5.500%, 1/01/21          1/07 at 102       Aaa      1,291,925

  5,000,000   The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A
                (American Museum of Natural History), 5.650%, 4/01/22             4/07 at 101       Aaa      5,232,000

  1,000,000   New York City Industrial Development Agency, Civic Facility Revenue Bonds (USTA National
                Tennis Center Incorporated Project), 6.375%, 11/15/14            11/04 at 102       Aaa      1,113,070


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 15.4%

  1,890,000   Dormitory Authority of the State of New York, Long Beach Medical Center, FHA-Insured
                Mortgage Hospital Revenue Bonds, Series 1995, 5.550%, 8/01/15     8/05 at 102       Aaa      1,948,987

  3,000,000   Dormitory Authority of the State of New York, Ellis Hospital, FHA-Insured Mortgage
                Hospital Revenue Bonds, Series 1995, 5.600%, 8/01/25              8/05 at 102       Aaa      3,094,320

  4,000,000   Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured
                Mortgage Hospital Revenue Bonds, Series 1996A, 5.750%, 8/01/14    2/06 at 102       Aaa      4,262,480

  4,725,000   Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin Jewish
                Geriatric Center of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue
                Bonds, Series 1997, 5.600%, 2/01/27                               2/07 at 102       Aaa      4,891,556

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              HEALTH CARE - continued

 $2,635,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home,
                FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
                6.375%, 8/15/29                                                   8/02 at 102       AAA    $ 2,818,001

  2,500,000   New York Medical Care Facilities Finance Agency, South Nassau Communities Hospital
                Project Revenue Bonds, 1992 Series A, 6.125%, 11/01/11           11/02 at 102       Aaa      2,713,750

  4,395,000   New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Project
                Revenue Bonds, 1995 Series F, 6.200%, 8/15/15                     8/05 at 102        Aa      4,757,807

  4,700,000   New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue
                Bonds, 1994 Series A Refunding, 5.375%, 2/15/25                   2/04 at 102       Aaa      4,746,248


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 2.4%

  2,250,000   New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A
                Refunding, 6.125%, 11/01/20                                       5/06 at 102       Aaa      2,435,468

  2,000,000   New York State, Urban Development Corporation, Section 236 Revenue Bonds, Series 1992A,
                6.700%, 1/01/12                                                   1/02 at 102       Aaa      2,190,500


----------------------------------------------------------------------------------------------------------------------
              HOUSING SINGLE/FAMILY - 2.1%

  2,500,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 30-B,
                6.650%, 10/01/25 (Alternative Minimum Tax)                        3/03 at 102       Aaa      2,669,450

  1,200,000   State of New York Agency, Homeowner Mortgage Revenue Bonds, Series 30-C-1,
                5.850%, 10/01/25 (Alternative Minimum Tax)                       10/03 at 102       Aa2      1,243,416


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 12.8%

  1,595,000   Town of Huntington, Suffolk County, New York, General Obligation Refunding Bonds, 1993,
                5.500%, 4/01/13                                                   4/03 at 102       Aaa      1,653,999

    210,000   County of Nassau, New York, General Obligation Serial Bonds, Serial General Improvement
                Bonds, Series 1993-H., 5.500% 6/15/16                            No Opt. Call       Aaa        224,782

  1,500,000   County of Nassau, New York, General Obligation Serial Bonds, Serial General Improvement
                Bonds, Series O, 5.700%, 8/01/13                                  8/04 at 103       Aaa      1,624,185

  4,000,000   The City of New York, General Obligation Bonds, Fiscal 1995
                Series E, 8.000%, 8/01/05                                        No Opt. Call       Aaa      4,885,440

  4,000,000   The City of New York, General Obligation Bonds, Fiscal 1997
                Series I and J, 6.250%, 4/15/07                                  No Opt. Call       Aaa      4,502,400

  2,000,000   The City of New York, General Obligation Bonds, Fiscal 1998
                Series B, 6.000%, 8/01/07                                        No Opt. Call       Aaa      2,220,000

    100,000   County of Niagara, New York, Public Improvement (Serial) Bonds,
                1993, 5.750%, 8/15/20                                             8/00 at 102       Aaa        103,104

  2,115,000   City of Niagara Falls, Niagara County, New York, Water Treatment
                Plant (Serial) Bonds, 1994, 8.500%, 11/01/08
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa      2,779,004


              City of Niagara Falls, Niagara County, New York, Public Improvement
                (Serial) Bonds, 1994:
  1,000,000     7.500%, 3/01/13                                                  No Opt. Call       Aaa      1,281,470
  2,000,000     6.900%, 3/01/22                                                   3/04 at 102       Aaa      2,274,200

  2,750,000   City of Yonkers, New York, Refunding Serial Bonds, 1993-C,
                5.500%, 9/01/09                                                   9/03 at 102       Aaa      2,891,570

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/LIMITED - 5.2%

$ 1,000,000   New York Local Government Assistance Corporation, Series 1997B Refunding Bonds,
                4.875%, 4/01/20                                                   4/08 at 101       Aaa    $   961,500

  2,000,000   New York Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series A, 6.375%, 8/15/17        12/02 at 102       Aaa      2,166,700

  2,500,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1994 Series A, 5.250%, 8/15/23         2/04 at 102       Aaa      2,492,875

  2,000,000   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995A,
                6.250%, 4/01/06                                                   4/05 at 102       Aaa      2,240,100

  1,900,000   New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,
                1993A, Refunding Series, 5.250%, 1/01/14                         No Opt. Call       Aaa      1,974,366


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 8.0%

  1,900,000   New York State Thruway Authority, General Revenue Bonds, Series C,
                6.000%, 1/01/25                                                   1/05 at 102       Aaa      2,037,332

  4,500,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1997A,
                5.625%, 7/01/27                                               7/07 at 101 1/2       Aaa      4,703,895

  1,700,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series A,
                6.100%, 7/01/21                                                   7/06 at 102       Aaa      1,864,594

  1,800,000   Monroe County Airport Authority, Greater Rochester International Airport Revenue Refunding
                Bonds, Series 1993, 5.375%, 1/01/19 (Alternative Minimum Tax)     1/03 at 102       Aaa      1,804,374

  2,000,000   New York City Industrial Development Agency, Amended and Restated Industrial
                Development Revenue Bonds (1991 Japan Airlines Company, Ltd. Project),
                6.000%, 11/01/15 (Alternative Minimum Tax)                       11/04 at 102       Aaa      2,138,660

  2,500,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Eighty-Fourth Series,
                5.875%, 7/15/16 (Alternative Minimum Tax)                         1/03 at 101       Aaa      2,598,125


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 16.3%

              Dormitory Authority of the State of New York, Colgate University,
              Insured Revenue Bonds, Series 1991A:
  1,250,000     6.700%, 7/01/11 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,371,975
  1,000,000     6.500%, 7/01/21 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      1,091,540

  6,855,000   Dormitory Authority of the State of New York, City University System Consolidated, Third
                General Resolution Revenue Bonds, 1994 Series 2, 6.750%, 7/01/24
                (Pre-refunded to 7/01/04)                                         7/04 at 102       Aaa      7,902,033

    100,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital Center,
                FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                         2/00 at 102       Aaa        108,175

  7,800,000   New York State Medical Care Facilities Finance Agency, New York Hospital, FHA-Insured
                Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series), 6.800%, 8/15/24
                (Pre-refunded to 2/15/05)                                         2/05 at 102       Aaa      9,045,816

  2,000,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1992B,
                6.250%, 7/01/17 (Pre-refunded to 7/01/02)                         7/02 at 102       Aaa      2,200,080

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value

              U.S. GUARANTEED - continued

$ 1,000,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1994A,
                6.375%, 7/01/18 (Pre-refunded to 7/01/04)                     7/04 at 101 1/2       Aaa    $ 1,128,490

  2,385,000   The City of New York, General Obligation Bonds, 1992 Series C, 6.625%, 8/01/14
                (Pre-refunded to 8/01/02)                                     8/02 at 101 1/2       Aaa      2,652,215

  1,500,000   The City of New York, General Obligation Bonds, Fiscal 1990
                Series F, 6.000%, 8/01/19                                     8/98 at 101 1/2       Aaa      1,533,510

  3,800,000   Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,
                6.000%, 1/01/22 (Pre-refunded to 1/01/01)                         1/01 at 100       Aaa      3,996,308


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 12.5%

  2,500,000   New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities
                Revenue Bonds, Series 1989A (The Brooklyn Union Gas Company Project), 6.750%, 2/01/24
                (Alternative Minimum Tax)                                         5/02 at 102       Aaa      2,732,125

  2,750,000   New York State Energy Research and Development Authority, Gas Facilities Revenue
                Bonds, Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25
                (Alternative Minimum Tax)                                         7/03 at 102       Aaa      2,829,970

  6,100,000   New York State Energy Research and Development Authority, Pollution Control Revenue
                Bonds, Series 1992B (Rochester Gas and Electric Corporation Projects), 6.500%, 5/15/32
                (Alternative Minimum Tax)                                         5/02 at 102       Aaa      6,612,278

  2,500,000   New York State Energy Research and Development Authority, Adjustable Rate Pollution
                Control Revenue Bonds (New York State Electric and Gas Corporation Project), 1987
                Series A, 6.150%, 7/01/26 (Alternative Minimum Tax)               7/05 at 102       Aaa      2,696,650

  2,500,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds,
                Series 1992B (Consolidated Edison Company of New York, Inc. Project), 6.375%, 12/01/27
                (Alternative Minimum Tax)                                        12/01 at 101       Aaa      2,679,625

  1,165,000   Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds (1985 Facility -
                 Series B 1994), 6.125%, 7/01/13 (Alternative Minimum Tax)        7/04 at 102       Aaa      1,265,376

  1,815,000   Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds (1985 Facility -
                 Series D 1995), 6.150%, 7/01/05                                 No Opt. Call       Aaa      2,013,761

  2,500,000   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series Y,
                7.000%, 7/01/07                                                  No Opt. Call       Aaa      2,980,950


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 3.8%

  2,000,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System
                Revenue Bonds, Fiscal 1996 Series A, 5.875%, 6/15/25              6/05 at 101       Aaa      2,124,860

              Suffolk County Water Authority, New York Water System Revenue Bonds, Series
              1993 Refunding:
  2,500,000     5.100%, 6/01/11                                                  No Opt. Call       Aaa      2,600,925
  2,500,000     5.100%, 6/01/12                                                  No Opt. Call       Aaa      2,586,700


----------------------------------------------------------------------------------------------------------------------
$174,045,000  Total Investments - (cost $174,613,482) - 98.8%                                              188,062,504
============

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              Temporary Investments in Short-Term Municipal Securities - 0.2%

$   400,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series B,
===========     Variable Rate Demand Bonds, 3.700%, 8/15/05+                                     VMIG-1    $   400,000
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                           1,920,588
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $190,383,092
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                               Statement of Net Assets (Unaudited)
                               March 31, 1998
                                                                  New York              New York              New York
                                                                     Value      Performance Plus    Investment Quality
Assets
Investments in municipal securities, at market value (note 1) $151,051,709          $331,099,951          $386,884,319
Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)   1,700,000             3,500,000             1,700,000
Cash                                                               101,371                    --                    --
Receivables:
   Interest                                                      2,478,736             6,000,101             7,461,911
   Investments sold                                                     --             3,225,000             3,399,773
Other assets                                                        23,848                22,873                41,747
----------------------------------------------------------------------------------------------------------------------

      Total assets                                             155,355,664           343,847,925           399,487,750
----------------------------------------------------------------------------------------------------------------------

Liabilities
Cash overdraft                                                          --               195,742               262,365
Payable for investments purchased                                       --                    --             1,417,438
Accrued expenses:
   Management fees (note 6)                                         78,263               185,481               214,048
   Other                                                           108,318               129,161               155,702
Preferred share dividends payable                                      N/A                36,910                47,335
Common share dividends payable                                     709,556             1,318,653             1,553,537
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            896,137             1,865,947             3,650,425
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                           $154,459,527          $341,981,978          $395,837,325
======================================================================================================================
Preferred shares, at liquidation value                                 N/A          $104,300,000          $120,000,000
======================================================================================================================
Preferred shares outstanding                                           N/A                 4,172                 4,800
======================================================================================================================
Common shares outstanding                                       15,096,945            14,733,553            17,455,471
======================================================================================================================
Net asset value per Common share outstanding (net assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                          $  10.23              $  16.13              $  15.80
======================================================================================================================
N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

                               Statement of Net Assets (Unaudited) - continued
                               March 31, 1998
                                                                  New York              New York      Insured New York
                                                            Select Quality        Quality Income        Premium Income
Assets
Investments in municipal securities, at market value (note 1) $510,584,358          $538,164,607          $188,062,504
Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)     700,000               400,000               400,000
Cash                                                                    --                    --                    --
Receivables:
   Interest                                                      8,644,348             8,772,598             2,749,399
   Investments sold                                              3,652,409             3,910,318                    --
Other assets                                                        16,279                41,602                24,025
----------------------------------------------------------------------------------------------------------------------

      Total assets                                             523,597,394           551,289,125           191,235,928
----------------------------------------------------------------------------------------------------------------------

Liabilities
Cash overdraft                                                     188,149               161,135                40,109
Payable for investments purchased                                6,195,097             6,787,428                    --
Accrued expenses:
   Management fees (note 6)                                        277,015               291,154               104,292
   Other                                                           153,070               142,564               122,863
Preferred share dividends payable                                   78,039                67,795                21,726
Common share dividends payable                                   1,895,863             1,849,015               563,846
----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                          8,787,233             9,299,091               852,836
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                           $514,810,161          $541,990,034          $190,383,092
======================================================================================================================
Preferred shares, at liquidation value                        $150,000,000          $170,000,000          $ 65,000,000
======================================================================================================================
Preferred shares outstanding                                         6,000                 6,800                 2,600
======================================================================================================================
Common shares outstanding                                       22,980,158            23,705,317             8,231,321
======================================================================================================================
Net asset value per Common share outstanding (net assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                      $      15.88           $     15.69          $      15.23
======================================================================================================================


See accompanying notes to financial statements.

                               Statement of Operations (Unaudited)
                               Six months ended March 31, 1998


                                                                  New York              New York              New York
                                                                     Value      Performance Plus    Investment Quality
Investment Income
Tax-exempt interest income (note 1)                             $4,835,184           $11,140,327           $12,632,602
----------------------------------------------------------------------------------------------------------------------

Expenses
Management fees (note 6)                                           469,306             1,090,851             1,258,375
Preferred shares - auction fees                                        N/A               130,017               149,589
Preferred shares - dividend disbursing agent fees                      N/A                14,959                 9,972
Shareholders' servicing agent fees and expenses                     28,071                26,696                22,774
Custodian's fees and expenses                                       22,171                32,037                33,631
Directors' fees and expenses (note 6)                                  656                 1,456                 1,685
Professional fees                                                    8,463                 9,020                 9,104
Shareholders' reports - printing and mailing expenses               28,725                40,432                44,220
Stock exchange listing fees                                         12,420                12,422                12,465
Investor relations expense                                           7,951                14,735                16,230
Portfolio insurance expense                                             --                    --                49,377
Other expenses                                                       4,425                12,271                14,202
----------------------------------------------------------------------------------------------------------------------

      Total expenses                                               582,188             1,384,896             1,621,624
----------------------------------------------------------------------------------------------------------------------

Net investment income                                            4,252,996             9,755,431            11,010,978
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions (notes 1 and 4)   1,022,913             1,134,772             1,276,073
Net change in unrealized appreciation or depreciation
  of investments                                                  (406,572)           (2,553,800)           (1,576,401)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                   616,341            (1,419,028)             (300,328)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      $4,869,337           $ 8,336,403           $10,710,650
======================================================================================================================
N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

                               Statement of Operations (Unaudited) - continued
                               Six months ended March 31, 1998
                                                                  New York              New York      Insured New York
                                                            Select Quality        Quality Income        Premium Income
Investment Income
Tax-exempt interest income (note 1)                            $15,856,151           $15,812,438            $5,185,384
----------------------------------------------------------------------------------------------------------------------

Expenses
Management fees (note 6)                                         1,626,979             1,710,257               610,987
Preferred shares - auction fees                                    186,987               211,917                81,028
Preferred shares - dividend disbursing agent fees                    9,972                14,959                 9,972
Shareholders' servicing agent fees and expenses                     23,171                22,903                 8,521
Custodian's fees and expenses                                       39,886                40,679                23,416
Directors' fees and expenses (note 6)                                2,182                 2,290                   795
Professional fees                                                    9,265                 9,300                 8,980
Shareholders' reports - printing and mailing expenses               54,976                57,692                25,498
Stock exchange listing fees                                         16,633                16,242                 8,063
Investor relations expense                                          20,198                21,004                 7,432
Portfolio insurance expense                                         68,128                13,974                10,259
Other expenses                                                      16,151                16,026                 9,204
----------------------------------------------------------------------------------------------------------------------

      Total expenses                                             2,074,528             2,137,243               804,155
----------------------------------------------------------------------------------------------------------------------

Net investment income                                           13,781,623            13,675,195             4,381,229
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions (notes 1 and 4)     795,148               466,668               106,322
Net change in unrealized appreciation or depreciation
  of investments                                                (1,337,899)            1,210,956             2,342,709
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                  (542,751)            1,677,624             2,449,031
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     $13,238,872           $15,352,819            $6,830,260
======================================================================================================================


See accompanying notes to financial statements.

                               Statement of Changes in Net Assets (Unaudited)
                                                                   New York Value          New York Performance Plus
                                                            Six months ended  Year ended  Six months ended Year ended
                                                                 3/31/98        9/30/97        3/31/98       9/30/97
Operations
Net investment income                                          $ 4,252,996  $ 9,296,198      $ 9,755,431  $ 19,742,873
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                1,022,913    2,270,242        1,134,772       885,201
Net change in unrealized appreciation or depreciation
  of investments                                                  (406,572)  (1,376,339)      (2,553,800)     (350,482)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       4,869,337   10,190,101        8,336,403    20,277,592
----------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                          (4,300,982)  (9,315,828)      (8,073,628)  (16,214,120)
   Preferred shareholders                                              N/A          N/A       (1,792,617)   (3,458,793)
From accumulated net realized gains from investment transactions:
   Common shareholders                                          (1,378,269)    (107,163)              --            --
   Preferred shareholders                                              N/A          N/A               --            --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders       (5,679,251)  (9,422,991)      (9,866,245)  (19,672,913)
----------------------------------------------------------------------------------------------------------------------

Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                   971,635    1,682,801        1,191,789     2,355,206
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                              161,721    2,449,911         (338,053)    2,959,885
Net assets at beginning of period                              154,297,806  151,847,895      342,320,031   339,360,146
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $154,459,527 $154,297,806     $341,981,978  $342,320,031
======================================================================================================================
Balance of undistributed net investment income at end of period  $   7,859   $   55,845       $  553,974    $  664,788
======================================================================================================================
N/A - Fund is not authorized to issue Preferred Shares.
                                                             New York Investment Quality     New York Select Quality
                                                            Six months ended  Year ended  Six months ended Year ended
                                                                 3/31/98        9/30/97        3/31/98       9/30/97
Operations
Net investment income                                         $ 11,010,978 $ 22,410,376     $ 13,781,623 $ 27,598,104
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                1,276,073      176,218          795,148      (98,622)
Net change in unrealized appreciation or depreciation
  of investments                                                (1,576,401)    (693,456)      (1,337,899)   2,803,071
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      10,710,650   21,893,138       13,238,872   30,302,553
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                          (9,306,933) (18,482,364)     (11,348,902) (22,496,588)
   Preferred shareholders                                       (1,990,948)  (3,888,069)      (2,547,230)  (4,899,015)
From accumulated net realized gains from investment transactions:
   Common shareholders                                            (237,793)    (416,639)              --     (282,980)
   Preferred shareholders                                          (48,288)     (91,224)              --      (61,908)
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (11,583,962) (22,878,296)     (13,896,132) (27,740,491)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                 1,141,893    2,364,645        2,174,020    4,603,400
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                              268,581    1,379,487        1,516,760    7,165,462
Net assets at beginning of period                               395,568,744 394,189,257      513,293,401  506,127,939
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $395,837,325 $395,568,744    $514,810,161 $513,293,401
=====================================================================================================================
Balance of undistributed net investment income
  at end of period                                             $    939,246 $  1,226,149    $    899,710 $  1,014,219
=====================================================================================================================


See accompanying notes to financial statements.

                               Statement of Changes in Net Assets (Unaudited) - continued
                                                                                                Insured New York
                                                               New York Quality Income           Premium Income
                                                            Six months ended  Year ended  Six months ended Year ended
                                                                 3/31/98        9/30/97        3/31/98       9/30/97
Operations
Net investment income                                         $ 13,675,195 $ 27,494,585      $ 4,381,229   $ 8,829,704
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                  466,668      597,191          106,322      (694,840)
Net change in unrealized appreciation or depreciation
  of investments                                                 1,210,956    8,255,873        2,342,709     6,323,270
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      15,352,819   36,347,649        6,830,260    14,458,134
----------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                         (11,079,228) (21,998,285)      (3,379,323)   (6,754,836)
   Preferred shareholders                                       (2,869,806)  (5,531,743)      (1,092,708)   (2,066,404)
From accumulated net realized gains from investment transactions:
   Common shareholders                                            (511,676)    (680,173)              --            --
   Preferred shareholders                                         (128,202)    (176,348)              --            --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (14,588,912) (28,386,549)      (4,472,031)   (8,821,240)
----------------------------------------------------------------------------------------------------------------------

Capital Share Transactions (note 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                 1,898,797    2,432,567          212,120            --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                            2,662,704   10,393,667        2,570,349     5,636,894
Net assets at beginning of period                              539,327,330  528,933,663      187,812,743   182,175,849
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $541,990,034 $539,327,330     $190,383,092  $187,812,743
======================================================================================================================
Balance of undistributed net investment income at
  end of period                                               $    983,334 $  1,257,173     $    470,597  $    561,399
======================================================================================================================

See accompanying notes to financial statements.

                               Notes to Financial Statements (Unaudited)


                  1. General Information and Significant Accounting Policies

The New York Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc.
(NNP), Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN) and Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF).

New York Value is not authorized by its Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements, "N/A" represents not-applicable.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

                  Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

                  Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 1998, New York Investment Quality, New York Select Quality and New York Quality Income had outstanding when-issued purchase commitments of $1,417,438, $6,195,097 and $6,787,428, respectively. There were no such outstanding purchase commitments in any of the other Funds.

                  Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

                  Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for New York Value and $.01 per Common share for the other Funds. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

                  Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

                  Preferred Shares
The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                                                               Insured
                                                         New York     New York     New York     New York      New York
                                                      Performance   Investment       Select      Quality       Premium
                                                             Plus      Quality      Quality       Income        Income
Number of shares:
   Series M                                                 1,600           --           --        2,200         1,320
   Series T                                                    --        2,400           --           --         1,280
   Series W                                                 2,000           --        2,400        2,200            --
   Series Th                                                   --           --        3,600        2,400            --
   Series F                                                   572        2,400           --           --            --
----------------------------------------------------------------------------------------------------------------------
Total                                                       4,172        4,800        6,000        6,800         2,600
======================================================================================================================

                  Insurance
New York Investment Quality, New York Select Quality, New York Quality Income and Insured New York Premium Income invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

                  Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 1998.

                  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                  2. Fund Shares Transactions in Common shares were as follows:

                                                                   New York Value            New York Performance Plus
                                                             Six months endedYear ended     Six months endedYear ended
                                                                  3/31/98      9/30/97           3/31/98      9/30/97
Shares issued to shareholders due to reinvestment
  of distributions                                                 92,800       161,496           65,069      134,942
=====================================================================================================================
                                                             New York Investment Quality      New York Select Quality
                                                             Six months endedYear ended     Six months endedYear ended
                                                                  3/31/98      9/30/97           3/31/98      9/30/97
Shares issued to shareholders due to reinvestment
  of distributions                                                 64,260       138,095          128,143      285,405
=====================================================================================================================
                                                               New York Quality Income  Insured New York Premium Income
                                                             Six months endedYear ended    Six months endedYear ended
                                                                  3/31/98      9/30/97          3/31/98      9/30/97

Shares issued to shareholders due to reinvestment
  of distributions                                                115,725       154,902         13,761        --
======================================================================================================================

                  3. Distributions to Common Shareholders
On April 1, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid May 1, 1998, to shareholders of record on April 15, 1998, as follows:

                                                                                                               Insured
                                                         New York     New York     New York     New York      New York
                                            New York  Performance   Investment       Select      Quality       Premium
                                               Value         Plus      Quality      Quality       Income        Income
Dividend per share                            $.0470       $.0895       $.0890       $.0825       $.0780        $.0685
======================================================================================================================

                  4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended March 31, 1998, were as follows:

                                                                                                               Insured
                                                         New York     New York     New York     New York      New York
                                            New York  Performance   Investment       Select      Quality       Premium
                                               Value         Plus      Quality      Quality       Income        Income
Purchases:
   Investments in municipal securities  $ 36,386,036 $ 34,162,088 $ 38,823,344 $ 34,039,119 $ 28,751,843   $ 8,227,750
   Temporary municipal investments        14,200,000   11,900,000   23,160,000   15,600,000   15,325,000     2,700,000
Sales and Maturities:
   Investments in municipal securities    37,982,460   38,865,011   40,983,135   28,703,158   24,857,523     5,697,569
   Temporary municipal investments        12,900,000    9,500,000   22,360,000   16,100,000   15,425,000     5,000,000
======================================================================================================================

At March 31, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At September 30, 1997, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                               Insured
                                                                                   New York     New York      New York
                                                                                Performance       Select       Premium
                                                                                       Plus      Quality        Income
Expiration year:
   2000                                                                          $       --      $    --    $   14,718
   2002                                                                           1,709,368           --     1,613,938
   2003                                                                             356,638           --         3,373
   2004                                                                             504,763           --     2,802,391
   2005                                                                                  --       98,622       540,548
----------------------------------------------------------------------------------------------------------------------
Total                                                                            $2,570,769      $98,622    $4,974,968
======================================================================================================================

                  5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 1998, were as follows:

                                                                                                               Insured
                                                         New York     New York     New York     New York      New York
                                            New York  Performance   Investment       Select      Quality       Premium
                                               Value         Plus      Quality      Quality       Income        Income
Gross unrealized:
   appreciation                           $9,427,673  $24,201,984  $28,907,783  $41,983,027  $40,970,571   $13,491,106
   depreciation                             (168,541)    (106,620)     (93,491)     (55,296)     (50,590)      (42,084)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation               $9,259,132  $24,095,364  $28,814,292  $41,927,731  $40,919,981   $13,449,022
======================================================================================================================

                  6. Management Fee and Other Transactions with Affiliates
Under New York Value's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under the Funds' (excluding New York Value) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average daily net asset value                                                                           Management fee
----------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                              .6500 of 1%
For the next $125 million                                                                               .6375 of 1
For the next $250 million                                                                               .6250 of 1
For the next $500 million                                                                               .6125 of 1
For the next $1 billion                                                                                 .6000 of 1
For net assets over $2 billion                                                                          .5875 of 1
======================================================================================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                  7. Composition of Net Assets At March 31, 1998, net assets consisted of:

                                                                                                              New York
                                                                  New York              New York            Investment
                                                                     Value      Performance Plus               Quality
Preferred shares, $25,000 stated value per share,
   at liquidation value                                       $        N/A          $104,300,000          $120,000,000
Common shares, $.01 par value per share                            150,969               147,336               174,555
Paid-in surplus                                                144,020,115           214,318,871           244,744,756
Balance of undistributed net investment income                       7,859               553,974               939,246
Accumulated net realized gain (loss) from
  investment transactions                                        1,021,452            (1,433,567)            1,164,476
Net unrealized appreciation of investments                       9,259,132            24,095,364            28,814,292
----------------------------------------------------------------------------------------------------------------------
Net assets                                                    $154,459,527          $341,981,978          $395,837,325
======================================================================================================================

Authorized shares:
   Common                                                      250,000,000           200,000,000           200,000,000
   Preferred                                                           N/A             1,000,000             1,000,000
======================================================================================================================
                                                                  New York              New York               Insured
                                                                    Select               Quality              New York
                                                                   Quality                Income        Premium Income
Preferred shares, $25,000 stated value per share,
   at liquidation value                                       $150,000,000          $170,000,000          $ 65,000,000
Common shares, $.01 par value per share                            229,802               237,053                82,313
Paid-in surplus                                                321,056,392           329,425,685           116,872,913
Balance of undistributed net investment income                     899,710               983,334               470,597
Accumulated net realized gain (loss) from
  investment transactions                                          696,526               423,981            (5,491,753)
Net unrealized appreciation of investments                      41,927,731            40,919,981            13,449,022
----------------------------------------------------------------------------------------------------------------------
Net assets                                                    $514,810,161          $541,990,034          $190,383,092
======================================================================================================================

Authorized shares:
   Common                                                      200,000,000           200,000,000           200,000,000
   Preferred                                                     1,000,000             1,000,000             1,000,000
======================================================================================================================

Financial Highlights (Unaudited)
Selected data for a Common share outstanding throughout each period is as follows:
                                                                                          Dividends from tax-exempt
                                                       Operating performance                net investment income
                                                                        Net
                                                                        realized &
                                   Net asset           Net              unrealized
                                   value               invest-          gain (loss)      To                To
                                   beginning           ment             from invest-     Common            Preferred
                                   of period           income           ments            shareholders      shareholders+
New York Value
Six months ended
      3/31/98                      $10.28              $ .28            $  .05           $ (.29)           $N/A
Year ended 9/30:
      1997                          10.23                .62               .06             (.62)            N/A
      1996                          10.44                .64              (.15)            (.66)            N/A
      1995                          10.39                .66               .06             (.67)            N/A
      1994                          10.99                .66              (.57)            (.67)            N/A
      1993                          10.74                .66               .40             (.67)            N/A
Two months ended
      9/30/92                       10.87                .11              (.13)            (.11)            N/A
Year ended 7/31:
      1992                          10.27                .68               .73             (.68)            N/A
      1991                          10.20                .68               .12             (.68)            N/A
      1990                          10.37                .68              (.13)            (.68)            N/A
      1989                           9.95                .68               .66             (.68)            N/A
10/7/87 to
      7/31/88                        9.35                .51               .55             (.46)            N/A
New York Performance Plus
Six months ended
      3/31/98                       16.23                .66              (.09)            (.55)           (.12)
Year ended 9/30:
      1997                          16.17               1.35               .06            (1.11)           (.24)
      1996                          16.41               1.36              (.22)           (1.13)           (.25)
      1995                          15.91               1.37               .52            (1.12)           (.27)
      1994                          17.24               1.36             (1.29)           (1.13)           (.27)
      1993                          15.73               1.38              1.54            (1.17)           (.24)
11 months ended
      9/30/92                       14.93               1.28               .74            (1.00)           (.22)
Year ended
      10/31/91                      13.44               1.39              1.49            (1.05)           (.34)
11/15/89 to
      10/31/90                      14.05               1.14              (.46)            (.79)           (.26)
                                   Distributions from capital gains
                                                                                                           Per              Total
                                                                        Organization                       Common           invest-
                                                                        and offering                       share            ment
                                                                        costs and                          market           return
                                   To                  To               Preferred share  Net asset         value            on
                                   Common              Preferred        underwriting     value end         end of           market
                                   shareholders        shareholders+    discounts        of period         period           value**
New York Value
Six months ended
      3/31/98                      $(.09)              $N/A             $--              $10.23            $10.5625         2.45%
Year ended 9/30:
      1997                         (.01)                N/A              --               10.28             10.6875         8.11
      1996                         (.04)                N/A              --               10.23             10.5000         8.07
      1995                           --                 N/A              --               10.44             10.3750         5.33
      1994                         (.02)                N/A              --               10.39             10.5000         (.77)
      1993                         (.14)                N/A              --               10.99             11.2500         7.27
Two months ended
      9/30/92                        --                 N/A              --               10.74             11.2500        (2.29)
Year ended 7/31:
      1992                         (.13)                N/A              --               10.87             11.6250        17.77
      1991                         (.05)                N/A              --               10.27             10.6250         8.58
      1990                         (.04)                N/A              --               10.20             10.5000         7.08
      1989                         (.24)                N/A              --               10.37             10.5000        14.92
10/7/87 to
      7/31/88                        --                 N/A              --                9.95             10.0000         4.67
New York Performance Plus
Six months ended
      3/31/98                        --                  --              --               16.13             17.1875        (5.51)
Year ended 9/30:
      1997                           --                  --              --               16.23             18.7500        15.77
      1996                           --                  --              --               16.17             17.2500        10.76
      1995                           --                  --              --               16.41             16.6250        12.43
      1994                           --                  --              --               15.91             15.8750        (5.07)
      1993                           --                  --              --               17.24             17.8750        21.53
11 months ended
      9/30/92                        --                  --              --               15.73             15.7500         8.14
Year ended
      10/31/91                       --                  --              --               14.93             15.5000        15.67
11/15/89 to
      10/31/90                       --                  --            (.24)              13.44             14.3750         1.05
                                                                        Ratios/Supplemental data
                                                                                         Ratio of
                                                                                         net
                                   Total               Net assets       Ratio of         investment
                                   return on           end of           expenses         income            Portfolio
                                   net asset           period (in       to average       to average        turnover
                                   value**             thousands)       net assets++     net assets++      rate
New York Value
Six months ended
      3/31/98                      3.22%               $154,460          .76%*            5.52%*            24%
Year ended 9/30:
      1997                         6.87                 154,298          .79              6.10              28
      1996                         4.85                 151,848          .83              6.16               7
      1995                         7.24                 124,484          .80              6.38              12
      1994                          .78                 122,311          .84              6.16               4
      1993                        10.28                 127,976          .85              6.16               5
Two months ended
      9/30/92                      (.16)                123,313          .84*             6.20*             --
Year ended 7/31:
      1992                        14.28                 124,620          .90              6.46               9
      1991                         8.21                 116,236          .96              6.77              14
      1990                         5.61                 114,368          .98              6.70              16
      1989                        14.22                 115,379         1.03              6.75              24
10/7/87 to
      7/31/88                     11.40                 109,750          .99*             6.54*             47
New York Performance Plus
Six months ended
      3/31/98                      2.80                 341,982          .81*             5.71*             10
Year ended 9/30:
      1997                         7.49                 342,320          .81              5.81               7
      1996                         5.53                 339,360          .82              5.76               2
      1995                        10.62                 340,246          .86              5.86              15
      1994                        (1.22)                163,591          .87              5.76               2
      1993                        17.78                 172,136          .84              5.89               3
11 months ended
      9/30/92                     12.48                 160,052          .81*             6.25*              1
Year ended
      10/31/91                    19.71                 153,310          .84              6.53              46
11/15/89 to
      10/31/90                     1.31                 142,169          .83*             6.54*             69
See notes on page 62.

Financial Highlights (Unaudited) - continued Selected data for a Common share outstanding throughout each period is as follows:
                                                                                         Dividends from tax-exempt
                                                       Operating performance             net investment income
                                                                        Net
                                                                        realized &
                                   Net asset           Net              unrealized
                                   value               invest-          gain (loss)      To                To
                                   beginning           ment             from invest-     Common            Preferred
                                   of period           income           ments            shareholders      shareholders+
New York Investment Quality
Six months ended
      3/31/98                      $15.85              $ .63            $(.03)           $(.53)            $(.11)
Year ended 9/30:
      1997                          15.89               1.29             (.01)            (1.07)            (.22)
      1996                          16.16               1.30             (.25)            (1.05)            (.24)
      1995                          15.71               1.30             .48              (1.05)            (.28)
      1994                          17.29               1.30             (1.56)           (1.08)            (.24)
      1993                          15.83               1.31             1.49             (1.10)            (.24)
11 months ended
      9/30/92                       14.98               1.22             .84              (.97)             (.21)
11/20/90 to
      10/31/91                      14.05               1.07             1.02             (.77)             (.20)
New York Select Quality
Six months ended
      3/31/98                       15.90               .60              (.01)            (.50)             (.11)
Year ended 9/30:
      1997                          15.78               1.21             .13              (.99)             (.22)
      1996                          15.90               1.22             (.06)            (1.01)            (.23)
      1995                          15.24               1.23             .69              (1.01)            (.25)
      1994                          17.03               1.22             (1.76)           (1.06)            (.18)
      1993                          15.27               1.23             1.80             (1.08)            (.16)
11 months ended
      9/30/92                       14.39               1.12             .85              (.88)             (.21)
5/22/91 to
      10/31/91                      14.05               .35              .42              (.24)             (.03)
                                   Distributions from capital gains
                                                                                                           Per              Total
                                                                        Organization                       Common           invest-
                                                                        and offering                       share            ment
                                                                        costs and                          market           return
                                   To                  To               Preferred share  Net asset         value            on
                                   Common              Preferred        underwriting     value end         end of           market
                                   shareholders        shareholders+    discounts        of period         period           value**
New York Investment Quality
Six months ended
      3/31/98                      $(.01)              $ --             $--              $15.80            $17.3750         (1.12)%
Year ended 9/30:
      1997                          (.02)               (.01)            --                15.85            18.1250          14.40
      1996                          (.02)               (.01)            --                15.89            16.8750           9.01
      1995                            --                 --              --                16.16            16.5000          15.87
      1994                            --                 --              --                15.71            15.2500          (6.26)
      1993                            --                 --              --                17.29            17.3750          10.71
11 months ended
      9/30/92                       (.02)               (.01)            --                15.83            16.7500          14.83
11/20/90 to
      10/31/91                        --                 --             (.19)              14.98            15.5000           8.61
New York Select Quality
Six months ended
      3/31/98                         --                 --              --                15.88            16.6250           1.81
Year ended 9/30:
      1997                         (.01)                 --              --                15.90            16.8125          11.77
      1996                         (.03)               (.01)             --                15.78            16.0000           8.26
      1995                           --                  --              --                15.90            15.7500          15.34
      1994                         (.01)                 --              --                15.24            14.6250          (4.30)
      1993                         (.02)               (.01)             --                17.03            16.3750          15.12
11 months ended
      9/30/92                        --                  --              --                15.27            15.2500           6.86
5/22/91 to
      10/31/91                       --                  --             (.16)              14.39            15.1250           2.42

                                                                        Ratios/Supplemental data
                                                                                         Ratio of
                                                                                         net
                                   Total               Net assets       Ratio of         investment
                                   return on           end of           expenses         income            Portfolio
                                   net asset           period (in       to average       to average        turnover
                                   value**             thousands)       net assets++     net assets++      rate
New York Investment Quality
Six months ended
      3/31/98                      3.18%               $395,837         .82%*            5.57%*            10%
Year ended 9/30:
      1997                         6.84                 395,569         .82              5.69               2
      1996                         5.09                 394,189         .82              5.63               4
      1995                         9.98                 396,012         .84              5.73               4
      1994                        (2.97)                387,955         .83              5.53               2
      1993                         16.82                412,960         .83              5.54               1
11 months ended
      9/30/92                      12.67                385,114         .79*             5.89*              5
11/20/90 to
      10/31/91                     12.47                368,269         .80*             6.03*              9
New York Select Quality
Six months ended
      3/31/98                       3.02                514,810         .81*             5.37*              6
Year ended 9/30:
      1997                          7.34                513,293         .81              5.43               3
      1996                          5.86                506,128         .80              5.40               4
      1995                         11.41                505,340         .82              5.56               5
      1994                         (4.32)               490,530         .83              5.38               2
      1993                         19.47                530,466         .85              5.43               1
11 months ended
      9/30/92                      12.60                489,917         .83*             5.68*             15
5/22/91 to
      10/31/91                      4.14                467,181         .79*             5.22*              2

See notes on page 62.

Financial Highlights (Unaudited) - continued
Selected data for a Common share outstanding throughout each period is as follows:

                                                                                        Dividends from tax-exempt
                                                       Operating performance             net investment income
                                                                        Net
                                                                        realized &
                                   Net asset           Net              unrealized
                                   value               invest-          gain (loss)      To                To
                                   beginning           ment             from invest-     Common            Preferred
                                   of period           income           ments            shareholders      shareholders+
New York Quality Income
Six months ended
      3/31/98                      $15.66              $ .58            $.07             $(.47)            $(.12)
Year ended 9/30:
      1997                          15.32               1.17             .39              (.94)             (.24)
      1996                          15.31               1.19             .04              (.94)             (.25)
      1995                          14.51               1.19             .84              (.94)             (.27)
      1994                          16.50               1.18            (1.96)            (.95)             (.24)
      1993                          14.58               1.17             1.89             (.93)             (.21)
11/20/91 to
      9/30/92                       14.05                .73              .65             (.59)             (.08)
Insured New York
Premium Income
Six months ended
      3/31/98                       14.95                .53              .29             (.41)             (.13)
Year ended 9/30:
      1997                          14.26               1.07              .69             (.82)             (.25)
      1996                          13.92               1.08              .33             (.80)             (.27)
      1995                          12.74               1.08             1.20             (.81)             (.29)
      1994                          15.34               1.05            (2.62)            (.84)             (.19)
12/17/92 to
      9/30/93                       14.05                .60             1.50             (.47)             (.08)

                                   Distributions from capital gains
                                                                                                           Per              Total
                                                                        Organization                       Common           invest-
                                                                        and offering                       share            ment
                                                                        costs and                          market           return
                                   To                  To               Preferred share  Net asset         value            on
                                   Common              Preferred        underwriting     value end         end of           market
                                   shareholders        shareholders+    discounts        of period         period           value**
New York Quality Income
Six months ended
      3/31/98                      $(.02)              $(.01)           $--              $15.69            $16.3750          4.21%
Year ended 9/30:
      1997                          (.03)               (.01)            --               15.66             16.1875          12.90
      1996                          (.02)               (.01)            --               15.32             15.2500          10.96
      1995                          (.02)                 --             --               15.31             14.6250          11.96
      1994                          (.02)                 --             --               14.51             14.0000          (3.58)
      1993                            --                  --             --               16.50             15.5000          12.76
11/20/91 to
      9/30/92                         --                  --            (.18)             14.58             14.6250           1.52
Insured New York
Premium Income
Six months ended
      3/31/98                         --                  --             --               15.23             15.3125           5.75
Year ended 9/30:
      1997                            --                  --             --               14.95             14.8750          14.63
      1996                            --                  --             --               14.26             13.7500          11.15
      1995                            --                  --             --               13.92             13.1250          22.11
      1994                            --                  --             --               12.74             11.5000         (16.98)
12/17/92 to
      9/30/93                         --                  --            (.26)             15.34             14.7500           1.53

                                                                        Ratios/Supplemental data

                                                                                         Ratio of
                                                                                         net
                                   Total               Net assets       Ratio of         investment
                                   return on           end of           expenses         income            Portfolio
                                   net asset           period (in       to average       to average        turnover
                                   value**             thousands)       net assets++     net assets++      rate
New York Quality Income
Six months ended
      3/31/98                       3.35%               $541,990         .79%*            5.06%*             5%
Year ended 9/30:
      1997                          8.80                539,327          .80              5.17              13
      1996                          6.45                528,934          .79              5.25               9
      1995                         12.58                528,027          .81              5.42               4
      1994                         (6.37)               509,344          .82              5.20               5
      1993                         20.20                555,918          .83              5.15               4
11/20/91 to
      9/30/92                       8.11                510,658          .79*             5.00*             17
Insured New York
Premium Income
Six months ended
      3/31/98                       4.66                190,383          .85*             4.63*              3
Year ended 9/30:
      1997                         10.93                187,813          .85              4.80              24
      1996                          8.35                182,176          .86              4.87              21
      1995                         16.30                179,368          .95              5.05              32
      1994                        (11.85)                86,720          .96              4.80               5
12/17/92 to
      9/30/93                      12.70                 97,664          .99*             4.14*              3


N/A - Fund is not authorized to issue Preferred shares.

*     Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders.

Building Better Portfolios with Nuveen

Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.


Nuveen Family
of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth
Nuveen Rittenhouse
Growth Fund

Growth and Income
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Tax-Free Income
National Funds
Long-Term
Insured
Intermediate-Term
Limited Term

State Funds
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin


Exchange-Traded Funds
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


MuniPreferred(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class Exchange-Traded Funds and are available for national as well as a wide variety of state-specific portfolios.


Mutual Funds
Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


Unit Trusts
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

Independent Auditors
Ernst & Young LLP
Chicago, IL


YEAR 2000
The concern that computer systems may have problems processing date-related information in the year 2000 and beyond has challenged businesses and organizations to thoroughly review all aspects of their operations. We have undertaken just such an approach at Nuveen in preparation for the new millennium. Over the last 10 years, our trading, fund management and pricing systems at Nuveen -- the systems that directly affect our investors and their financial advisers -- have been updated or replaced to address Year 2000 concerns. We continue to work closely with our transfer agent, custodian and other service partners to monitor readiness and address remaining systems issues. Our initial testing indicates we are on schedule and we have targeted year-end 1998 to complete verification of vendor compliance and service partner readiness. However, we can give no complete assurance at this time that the steps we have taken will be sufficient to prevent any problems that would impact the Nuveen Exchange-Traded Funds.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended March 31, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: John Nuveen, Sr.



Logo:
Nuveen 1898-1998
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.(tm)

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

FSA-1-3-98